UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund

March 31, 2016 (Unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES - 2.5%
Beacon Container Finance LLC (a)	3.720%	09/20/22	$325,392	$321,944
Cabela’s Credit Card Master Note Trust (a) (b)	0.930%	06/17/19	1,000,000	1,000,407
CLI Funding LLC (a)	2.830%	03/18/28	700,000	665,531
Cronos Containers Program I Ltd.(a)	3.270%	11/18/29	851,852	812,652
Domino’s Pizza Master Issuer LLC (a)	5.216%	01/25/42	595,920	609,836
Fairway Outdoor Funding LLC (a)	4.212%	10/15/19	451,807	457,699
Global SC Finance II SRL (a)	2.980%	04/17/28	814,583	772,025
Honda Auto Receivables Owners Trust	1.040%	02/18/20	1,800,000	1,799,844
SBA Tower Trust (a)	2.898%	10/15/19	525,000	527,484
SolarCity LMC Series I LLC (a)	4.800%	12/21/26	766,391	768,225
SolarCity LMC Series IV LLC (a) (c)	4.180%	08/21/45	242,814	227,524
Textainer Marine Containers III Ltd. (a)	3.270%	10/20/24	429,167	403,753
Toyota Auto Receivables Owner Trust	0.670%	01/17/17	1,227,696	1,226,077
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	1,200,000	1,202,072
Trip Rail Master Funding LLC (a) (b)	2.925%	07/15/41	464,031	468,075

TOTAL ASSET-BACKED SECURITIES (Cost $11,391,540)				$11,263,148

	Coupon	Maturity	Principal Amount	Fair Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.5%
Bear Stearns Commercial Mortgage Securities	5.540%	09/11/41	$1,298,876	$1,302,699
Bear Stearns Commercial Mortgage Securities	5.742%	09/01/42	960,406	1,004,904
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	1,000,000	1,063,030
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,032,074
CSMC (a)	5.467%	09/16/39	473,716	473,287
CSMC (a)	5.383%	02/15/40	673,534	677,904
DBUBS Mortgage Trust (a)	3.742%	11/10/46	54,040	54,181
FHLMC Multifamily Structured Pass Through Certificates	5.085%	03/25/19	1,140,000	1,248,313
JPMorgan Chase Commercial Mortgage Securities Corp.	5.399%	05/15/45	1,096,455	1,098,349
ML-CFC Commercial Mortgage Trust	5.419%	08/12/48	250,000	252,741
Morgan Stanley Capital I, Inc. (b)	6.021%	08/12/41	100,895	101,087
OBP Depositor LLC Trust (a)	4.646%	07/15/45	1,040,000	1,150,984
RBSCF Trust (a) (b)	6.043%	12/16/49	563,817	582,553

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.5% (Continued)
RBSCF Trust (a) (b)	5.952%	02/16/51	$957,726	$966,981

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,073,291)				$11,009,087

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN BONDS - 1.7%
Hashemite Kingdom of Jordan	2.503%	10/30/20	$5,000,000	$5,263,205
Hashemite Kingdom of Jordan	3.000%	06/30/25	1,450,000	1,543,186
Ukraine Government AID Bonds	1.847%	05/29/20	1,000,000	1,017,345

TOTAL FOREIGN BONDS (Cost $7,483,343)				$7,823,736

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS - 2.8%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,345,730
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	210,000	210,947
Cincinnati Ohio Water System Rev.	6.458%	12/01/34	600,000	694,920
City of Lancaster PA	5.590%	11/15/34	1,000,000	1,028,750
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,077,080
Findlay City School District	6.250%	12/01/37	270,000	278,232
Fort Wayne International Airport Air Trade Center Building Corp.	4.250%	07/15/16	255,000	257,111
Houston Independent School District	6.168%	02/15/34	1,000,000	1,112,950
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,670,130
LL&P Wind Energy, Inc., WA	5.733%	12/01/17	460,000	466,560
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	390,000	399,688
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	275,000	286,825
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,281,062
State of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	813,686	810,643
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	1,000,798
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	870,288

TOTAL MUNICIPAL BONDS (Cost $12,108,178)				$12,791,714

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4%
AIRLINES - 0.2%
Southwest Airlines Co.	2.650%	11/05/20	$680,000	$693,337

AUTO COMPONENTS - 0.6%
BorgWarner, Inc.	5.750%	11/01/16	1,000,000	1,023,583
Delphi Corp.	5.000%	02/15/23	992,000	1,044,080
Johnson Controls, Inc.	3.750%	12/01/21	550,000	567,439

				2,635,102

BANKS - 3.2%
Bank of America Corp.	1.350%	11/21/16	1,000,000	1,000,976
Bank of America Corp.	5.650%	05/01/18	1,250,000	1,341,839
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,001,475
Bank of America Corp.	3.300%	01/11/23	500,000	504,201
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,254,781
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,047,199
Discover Bank/Greenwood DE	3.100%	06/04/20	1,000,000	1,007,332
JPMorgan Chase & Co.	5.875%	06/13/16	700,000	706,650
JPMorgan Chase & Co.	2.250%	01/23/20	500,000	503,955
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	554,355
Manufacturers & Traders Trust Co.	6.625%	12/04/17	600,000	647,501
Manufacturers & Traders Trust Co.	2.100%	02/06/20	500,000	498,653
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,262,504
US Bank NA	2.800%	01/27/25	1,250,000	1,275,361
Wells Fargo & Co.	2.600%	07/22/20	500,000	511,641
Wells Fargo & Co.	3.500%	03/08/22	1,250,000	1,332,520

				14,450,943

BIOTECHNOLOGY - 0.8%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,115,304
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,029,149
Celgene Corp.	2.875%	08/15/20	835,000	860,014
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	531,317

				3,535,784

BUILDING PRODUCTS - 0.3%
Masco Corp.	6.125%	10/03/16	500,000	512,125
Masco Corp.	3.500%	04/01/21	250,000	251,875

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
BUILDING PRODUCTS - 0.3% (Continued)
Owens Corning	4.200%	12/01/24	$750,000	$749,031

				1,513,031

CAPITAL MARKETS - 2.3%
Bank of New York Mellon Corp., Perpetual Bond (b)	4.950%	12/29/49	1,000,000	998,750
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,368,109
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	1,009,329
ING Bank NV (a)	2.000%	11/26/18	1,000,000	1,002,879
Jefferies Group LLC	8.500%	07/15/19	900,000	1,028,211
Morgan Stanley	2.200%	12/07/18	910,000	916,698
Morgan Stanley	5.625%	09/23/19	1,500,000	1,669,152
Raymond James Financial, Inc.	8.600%	08/15/19	1,000,000	1,197,964
State Street Corp.	7.350%	06/15/26	1,000,000	1,292,477

				10,483,569

CHEMICALS - 0.7%
Ecolab, Inc.	4.350%	12/08/21	500,000	552,005
NOVA Chemicals Corp. (a)	5.250%	08/01/23	500,000	488,750
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	962,711
Solvay Finance America LLC (a)	3.400%	12/03/20	1,250,000	1,270,765

				3,274,231

COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	847,136

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	507,044

CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,068,197

CONSUMER FINANCE – 1.1%
Ally Financial, Inc.	3.250%	09/29/17	500,000	496,875
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,024,263
Ford Motor Credit Co. LLC.	4.250%	02/03/17	500,000	511,156
Ford Motor Credit Co. LLC.	3.157%	08/04/20	1,000,000	1,020,069
Harley-Davidson Financial Services, Inc. (a)	2.700%	03/15/17	500,000	507,588
Hyundai Capital Services, Inc. (a)	2.875%	03/16/21	1,250,000	1,257,081

				4,817,032

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
CONTAINERS & PACKAGING - 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	$185,000	$191,866
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,132,559

				1,324,425

DIVERSIFIED FINANCIAL SERVICES - 1.3%
GATX Corp.	2.600%	03/30/20	897,000	880,537
GE Capital International Funding Co. (a)	4.418%	11/15/35	1,250,000	1,357,991
McGraw Hill Financial, Inc.	3.300%	08/14/20	750,000	775,883
McGraw Hill Financial, Inc.	4.000%	06/15/25	500,000	520,963
Moody’s Corp.	5.500%	09/01/20	1,000,000	1,121,672
MSCI, Inc. (a)	5.750%	08/15/25	500,000	526,250
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	951,216

				6,134,512

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	2.450%	06/30/20	500,000	506,660
AT&T, Inc.	4.750%	05/15/46	500,000	487,728
Frontier Communications Corp.	7.125%	03/15/19	750,000	770,625
Verizon Communications, Inc.	6.000%	04/01/41	500,000	597,728
Verizon Communications, Inc.	6.550%	09/15/43	500,000	658,614

				3,021,355

EDUCATION - 0.4%
Graham Holdings Co.	7.250%	02/01/19	575,000	618,125
Massachusetts Institute of Technology	3.959%	07/01/38	1,000,000	1,094,886

				1,713,011

ELECTRIC UTILITIES - 3.1%
Electricite de France SA (a)	3.625%	10/13/25	1,250,000	1,275,204
Florida Power & Light Co.	4.050%	10/01/44	1,000,000	1,068,268
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,024,675
ITC Holdings Corp. (a)	5.500%	01/15/20	1,000,000	1,084,499
MidAmerican Energy Co.	6.750%	12/30/31	1,500,000	2,023,354
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	500,000	505,440
NSTAR Electric Co.	5.500%	03/15/40	1,000,000	1,231,901
Oncor Electric Delivery Co.	6.800%	09/01/18	750,000	836,347
Pacificorp	8.080%	10/14/22	500,000	633,809
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	526,053
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,235,236
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,332,712

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
ELECTRIC UTILITIES - 3.1% (Continued)
Southern Power Co.	2.375%	06/01/20	$240,000	$239,184
Southern Power Co.	4.150%	12/01/25	1,000,000	1,030,376

				14,047,058

ELECTRICAL EQUIPMENT - 0.1%
Thomas & Betts Corp.	5.625%	11/15/21	500,000	573,909

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.0% (d)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	167,017

FOOD & STAPLES RETAILING - 0.7%
Ahold Finance U.S.A., LLC (b)	7.820%	01/02/20	348,049	375,893
Smith’s Food & Drug Centers, Inc. Pass Through Trust	9.200%	07/02/18	637,269	695,630
Sysco Corp.	2.600%	10/01/20	500,000	509,756
Wal-Mart Stores, Inc.	7.550%	02/15/30	1,000,000	1,491,692

				3,072,971

FOOD PRODUCTS - 1.6%
Bunge Ltd. Finance Corp.	3.200%	06/15/17	1,000,000	1,006,911
Bunge Ltd. Finance Corp.	3.500%	11/24/20	250,000	253,694
Cargill, Inc. (a)	4.760%	11/23/45	1,250,000	1,362,934
ConAgra Foods, Inc.	4.950%	08/15/20	217,000	235,643
JM Smucker Co.	3.500%	03/15/25	1,250,000	1,303,034
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,116,240
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,027,614
Wm. Wrigley Jr. Co.(a)	3.375%	10/21/20	680,000	708,116

				7,014,186

FOREIGN AGENCY - 2.5%
Export Development Canada	0.875%	01/30/17	1,500,000	1,501,542
Export Development Canada	1.250%	12/10/18	1,000,000	1,003,219
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,254,346
KFW	1.750%	10/15/19	2,500,000	2,541,215
KFW	1.875%	11/30/20	1,000,000	1,018,041
Kommunalbanken AS (a)	2.125%	02/11/25	1,000,000	1,000,070
Kommunivest I Sverige AB (a)	1.500%	04/23/19	1,000,000	1,008,652
Nacional Financiera SNC (a)	3.375%	11/05/20	1,000,000	1,007,500
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	1,014,628

				11,349,213

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
GAS UTILITIES - 0.7%
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	$1,250,000	$1,306,932
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	302,133
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,228,160
National Fuel Gas Co.	6.500%	04/15/18	500,000	528,287

				3,365,512

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
DENTSPLY International, Inc.	2.750%	08/15/16	570,000	573,137
Medtronic, Inc.	2.500%	03/15/20	625,000	646,757

				1,219,894

HEALTH CARE PROVIDERS & SERVICES - 1.0%
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	1,025,017
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,604,833
Laboratory Corp. of America Holdings	3.125%	05/15/16	500,000	501,201
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,004,201
McKesson Corp.	6.000%	03/01/41	474,000	561,599

				4,696,851

HOME BUILDERS - 0.3%
DR Horton, Inc.	3.625%	02/15/18	750,000	768,750
PulteGroup, Inc.	4.250%	03/01/21	500,000	507,500

				1,276,250

HOTELS, RESTAURANTS & LEISURE - 0.3%
Brinker International, Inc.	2.600%	05/15/18	500,000	503,453
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	979,557

				1,483,010

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.8%
FPL Energy American Wind LLC (a)	6.639%	06/20/23	639,839	639,839
FPL Energy National Wind LLC (a)	5.608%	03/10/24	324,213	324,213
Harper Lake Solar Funding Corp. (a)	7.645%	12/31/18	735,091	771,846
LS Power Funding Corp.	8.080%	12/30/16	589,083	611,173
Midland Cogeneration Venture LP (a)	5.250%	03/15/25	219,155	218,999
Midland Cogeneration Venture LP (a)	6.000%	03/15/25	547,714	581,820
NRG Yield Operating LLC	5.375%	08/15/24	500,000	465,000
Salton Sea Funding Corp.	7.475%	11/30/18	405,150	395,380
Solar Star Funding LLC (a)	3.950%	06/30/35	335,000	345,845
Solar Star Funding LLC (a)	5.375%	06/30/35	500,000	579,453
SteelRiver Transmission Co. LLC (a)	4.710%	06/30/17	889,545	905,156
Tenaska Virginia Partners LP (a)	6.119%	03/30/24	374,899	392,214

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.8% (Continued)
Topaz Solar Farms LLC (a)	4.875%	09/30/39	$339,158	$364,752
Topaz Solar Farms LLC (a)	5.750%	09/30/39	767,617	879,615
TransAlta Corp.	6.900%	05/15/18	500,000	497,303
Utility Contract Funding LLC (a)	7.944%	10/01/16	150,991	155,598

				8,128,206

INDUSTRIAL CONGLOMERATES - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	500,000	511,294

INSURANCE – 3.0%
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,248,510
CNA Financial Corp.	4.500%	03/01/26	1,250,000	1,267,151
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	787,294
Horace Mann Educators Corp.	4.500%	12/01/25	335,000	344,748
Kemper Corp.	4.350%	02/15/25	1,250,000	1,264,465
Liberty Mutual Group, Inc. (a)	4.950%	05/01/22	1,050,000	1,143,220
Markel Corp.	3.625%	03/30/23	400,000	403,297
Marsh & McLennan Cos., Inc.	3.500%	06/03/24	473,000	471,859
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,023,767
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,011,023
Progressive Corp. (b)	6.700%	06/15/37	500,000	476,875
Provident Cos., Inc.	7.000%	07/15/18	340,000	374,340
Prudential Financial, Inc. (b)	5.875%	09/15/42	500,000	522,500
RLI Corp.	4.875%	09/15/23	1,000,000	1,070,166
TIAA Asset Management Finance Co. LLC (a)	2.950%	11/01/19	1,000,000	1,014,866
W.R. Berkley Corp.	6.150%	08/15/19	710,000	789,000
W.R. Berkley Corp.	4.625%	03/15/22	250,000	269,687

				13,482,768

IT SERVICES - 0.6%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,057,492
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,017,080
Xerox Corp.	2.750%	03/15/19	500,000	492,476

				2,567,048

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,306,600

MACHINERY - 1.0%
Harsco Corp.	5.750%	05/15/18	750,000	615,000

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
MACHINERY - 1.0% (Continued)
Illinois Tool Works, Inc.	3.900%	09/01/42	$1,000,000	$1,010,713
Kennametal, Inc.	2.650%	11/01/19	1,000,000	940,469
Pall Corp.	5.000%	06/15/20	1,000,000	1,106,865
Snap-on, Inc.	4.250%	01/15/18	500,000	525,715
Valmont Industries, Inc.	6.625%	04/20/20	334,000	374,965

				4,573,727

MEDIA - 0.7%
Comcast Corp.	4.750%	03/01/44	500,000	563,985
Omnicom Group, Inc.	6.250%	07/15/19	1,000,000	1,132,532
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,001,801
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	443,854

				3,142,172

METALS & MINING - 0.5%
Newcrest Finance Pty Ltd. (a)	4.450%	11/15/21	1,000,000	973,541
Nucor Corp.	4.125%	09/15/22	665,000	694,546
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	679,617

				2,347,704

MULTILINE RETAIL - 0.3%
Dollar General Corp.	4.125%	07/15/17	700,000	722,604
Macy’s Retail Holdings, Inc.	9.500%	04/15/21	495,000	567,982

				1,290,586

MULTI-UTILITIES - 0.6%
Consumers Energy Co.	6.700%	09/15/19	750,000	871,826
Puget Energy, Inc.	5.625%	07/15/22	750,000	839,897
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,103,396

				2,815,119

OIL, GAS & CONSUMABLE FUELS - 0.6%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,124,851
Denbury Resources, Inc.	4.625%	07/15/23	600,000	250,500
Merey Sweeny LP (a)	8.850%	12/18/19	426,687	479,206
Ras Laffan Liquefied Natural Gas Co. Ltd. II (a)	5.298%	09/30/20	525,100	559,231
Ras Laffan Liquefied Natural Gas Co. Ltd. III (a)	5.832%	09/30/16	215,200	219,670

				2,633,458

PAPER & FOREST PRODUCTS - 0.2%
Domtar Corp.	9.500%	08/01/16	286,000	293,698
PH Glatfelter Co.	5.375%	10/15/20	750,000	738,750

				1,032,448

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
PHARMACEUTICALS - 0.5%
AbbVie, Inc.	2.000%	11/06/18	$500,000	$505,249
AbbVie, Inc.	2.500%	05/14/20	500,000	509,036
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,186,661

				2,200,946

PIPELINES - 1.1%
Columbia Pipeline Group, Inc. (a)	3.300%	06/01/20	850,000	844,749
Enbridge Energy Partners LP	5.200%	03/15/20	500,000	500,387
Florida Gas Transmission Co. LLC (a)	4.350%	07/15/25	1,000,000	949,575
Kern River Funding Corp. (a)	4.893%	04/30/18	565,333	586,832
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	987,787
Spectra Energy Capital LLC	6.750%	07/15/18	800,000	852,024
Williams Partners LP	4.875%	05/15/23	500,000	434,137

				5,155,491

PROFESSIONAL SERVICES - 0.5%
Dun & Bradstreet Corp.	4.375%	12/01/22	1,000,000	1,004,798
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,075,467

				2,080,265

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
Digital Realty Trust LP	3.950%	07/01/22	1,250,000	1,272,775
Health Care REIT, Inc.	4.700%	09/15/17	1,018,000	1,057,987
National Retail Properties, Inc.	3.800%	10/15/22	750,000	777,989
Regency Centers LP	3.750%	06/15/24	1,000,000	1,021,895
Vornado Realty LP	2.500%	06/30/19	1,000,000	1,008,281

				5,138,927

ROAD & RAIL - 1.5%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	519,839	572,821
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,236,856
Kansas City Southern (a)	2.350%	05/15/20	500,000	491,072
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,089,061
Penske Truck Leasing Co. LP/PTL Finance Corp. (a)	3.750%	05/11/17	1,000,000	1,015,438
Ryder System, Inc.	2.650%	03/02/20	455,000	453,968
Ryder System, Inc.	2.500%	05/11/20	795,000	784,864
TTX Co. (a)	2.600%	06/15/20	1,000,000	999,005

				6,643,085

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Applied Materials, Inc.	7.125%	10/15/17	500,000	537,272
Intel Corp.	4.900%	07/29/45	1,000,000	1,121,569

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2% (Continued)
KLA-Tencor Corp.	3.375%	11/01/19	$600,000	$609,685
Lam Research Corp.	2.750%	03/15/20	1,000,000	983,030
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	511,129
QUALCOMM, Inc.	2.250%	05/20/20	1,035,000	1,060,981
Xilinx, Inc.	2.125%	03/15/19	500,000	502,700

				5,326,366

SOFTWARE - 0.5%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,663,749
Symantec Corp.	2.750%	06/15/17	500,000	502,084

				2,165,833

SPECIALTY RETAIL - 1.0%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	425,749
Gap, Inc.	5.950%	04/12/21	1,000,000	1,083,441
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	1,132,156
O’Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,043,456
Staples, Inc.	2.750%	01/12/18	580,000	584,638

				4,269,440

SUPRANATIONAL - 5.5%
African Development Bank	0.750%	10/18/16	1,000,000	999,323
African Development Bank	1.375%	12/17/18	1,000,000	1,009,397
Asian Development Bank	2.125%	03/19/25	1,000,000	1,013,804
European Bank for Reconstruction & Development	1.625%	04/10/18	500,000	504,775
European Investment Bank	2.500%	10/15/24	1,000,000	1,042,929
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,541,168
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,084,408
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,748,413
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	504,733
International Finance Corp.	0.500%	05/16/16	3,250,000	3,249,821
International Finance Corp.	0.625%	11/15/16	2,000,000	1,998,880
International Finance Corp.	1.250%	11/27/18	1,000,000	1,005,215
International Finance Facility for Immunisation Co. (a) (b)	0.802%	07/05/16	2,000,000	1,999,628
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,037,468
North American Development Bank	2.300%	10/10/18	1,000,000	1,024,926

				24,764,888

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS - 46.4% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Apple, Inc.	2.850%	02/23/23	$1,250,000	$1,295,699
Seagate HDD Cayman	3.750%	11/15/18	635,000	632,213

				1,927,912

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Hanesbrands, Inc.	6.375%	12/15/20	745,000	771,075
Levi Strauss & Co.	6.875%	05/01/22	750,000	810,000

				1,581,075

TOTAL CORPORATE BONDS (Cost $202,625,238)				$209,369,938

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES - 0.9%
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (e)	0.500%	06/15/16	$3,000,000	$3,000,000
Calvert Social Investment Foundation, Inc. (e)	1.000%	12/15/17	1,200,000	1,200,000

TOTAL CORPORATE NOTES (Cost $4,200,000)				$4,200,000

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES - 39.0%
FEDERAL HOME LOAN BANK - 3.0%
Federal Home Loan Bank	0.625%	11/23/16	$4,000,000	$4,001,880
Federal Home Loan Bank	5.000%	11/17/17	2,500,000	2,671,148
Federal Home Loan Bank	3.375%	06/12/20	1,000,000	1,087,056
Federal Home Loan Bank	5.500%	07/15/36	4,320,000	5,951,461

				13,711,545

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.7%
Federal Home Loan Mortgage Corporation	5.500%	07/18/16	3,500,000	3,554,089
Federal Home Loan Mortgage Corporation	6.000%	09/01/17	29,330	29,892
Federal Home Loan Mortgage Corporation	4.500%	06/01/18	71,277	73,632
Federal Home Loan Mortgage Corporation	4.875%	06/13/18	6,200,000	6,745,271
Federal Home Loan Mortgage Corporation	3.750%	03/27/19	3,020,000	3,267,809
Federal Home Loan Mortgage Corporation	5.000%	04/01/19	53,066	54,964
Federal Home Loan Mortgage Corporation	1.250%	10/02/19	2,710,000	2,721,667
Federal Home Loan Mortgage Corporation	1.375%	05/01/20	4,000,000	4,031,392
Federal Home Loan Mortgage Corporation	5.000%	12/01/21	127,750	135,596
Federal Home Loan Mortgage Corporation	2.375%	01/13/22	9,460,000	9,917,637

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES - 39.0% (Continued)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.7% (Continued)
Federal Home Loan Mortgage Corp.	5.500%	04/01/22	$82,639	$89,408
Federal Home Loan Mortgage Corp.	4.000%	11/01/24	719,408	760,784
Federal Home Loan Mortgage Corp.	4.000%	10/01/25	318,806	340,530
Federal Home Loan Mortgage Corp.	6.000%	04/01/27	229,778	260,086
Federal Home Loan Mortgage Corp.	2.500%	10/01/27	1,268,087	1,308,163
Federal Home Loan Mortgage Corp.	7.000%	02/01/30	134,437	150,301
Federal Home Loan Mortgage Corp.	7.500%	07/01/30	221,561	260,635
Federal Home Loan Mortgage Corp.	7.000%	03/01/31	79,260	96,307
Federal Home Loan Mortgage Corp.	6.250%	07/15/32	2,000,000	2,924,388
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	1,431,901	1,489,710
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	2,181,295	2,269,361
Federal Home Loan Mortgage Corp.	5.500%	11/01/33	84,362	94,977
Federal Home Loan Mortgage Corp.	2.481%	05/01/34	140,098	147,958
Federal Home Loan Mortgage Corp.	2.481%	05/01/34	88,227	92,599
Federal Home Loan Mortgage Corp.	5.000%	07/01/35	194,303	214,743
Federal Home Loan Mortgage Corp.	4.500%	10/01/35	366,180	398,856
Federal Home Loan Mortgage Corp.	5.500%	03/01/36	91,972	103,092
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	146,099	163,909
Federal Home Loan Mortgage Corp.	6.000%	06/01/36	134,727	155,083
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	119,189	133,422
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	70,876	80,534
Federal Home Loan Mortgage Corp.	5.000%	03/01/38	589,319	651,082
Federal Home Loan Mortgage Corp.	4.500%	06/01/39	605,121	658,514
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	948,377	1,042,653
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	686,383	746,626
Federal Home Loan Mortgage Corp.	4.500%	11/01/39	654,466	712,259
Federal Home Loan Mortgage Corp.	4.500%	09/01/40	963,859	1,050,256
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	1,881,939	2,050,941
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	1,874,145	2,042,061
Federal Home Loan Mortgage Corp.	5.000%	09/01/41	925,685	1,022,119
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	1,120,467	1,174,879
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	976,152	1,044,299
Federal Home Loan Mortgage Corp.	3.500%	02/01/42	1,714,975	1,797,295
Federal Home Loan Mortgage Corp.	4.000%	02/01/42	549,588	588,106
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,844,114	1,932,568
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,848,788	1,937,467
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,016,527	2,113,256

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES - 39.0% (Continued)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.7% (Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	$1,664,529	$1,707,170
Federal Home Loan Mortgage Corp.	3.000%	05/01/43	2,430,876	2,492,764
Federal Home Loan Mortgage Corp.	3.500%	10/01/44	2,642,932	2,768,729
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	2,474,499	2,592,279
Federal Home Loan Mortgage Corp.	3.500%	04/01/45	2,808,846	2,942,539

				75,134,657

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.0%
Federal National Mortgage Association	5.000%	02/13/17	1,800,000	1,867,477
Federal National Mortgage Association	1.125%	04/27/17	2,000,000	2,009,370
Federal National Mortgage Association	5.000%	07/01/18	56,910	58,934
Federal National Mortgage Association	5.000%	09/01/18	82,646	85,311
Federal National Mortgage Association	1.875%	02/19/19	3,000,000	3,081,234
Federal National Mortgage Association	7.000%	11/01/19	9,093	9,569
Federal National Mortgage Association	7.000%	11/01/19	9,112	9,583
Federal National Mortgage Association	3.500%	07/01/20	336,578	355,520
Federal National Mortgage Association	5.500%	06/01/22	135,143	146,075
Federal National Mortgage Association	2.590%	07/01/22	2,489,735	2,581,753
Federal National Mortgage Association	2.890%	07/01/22	2,473,819	2,602,203
Federal National Mortgage Association	2.190%	01/01/23	2,000,000	2,033,859
Federal National Mortgage Association	2.770%	07/01/23	2,431,150	2,525,903
Federal National Mortgage Association	2.625%	09/06/24	9,750,000	10,276,695
Federal National Mortgage Association	5.000%	04/01/25	175,481	193,956
Federal National Mortgage Association	5.000%	07/01/25	135,932	150,243
Federal National Mortgage Association	3.500%	10/01/25	316,298	334,472
Federal National Mortgage Association	5.000%	10/01/25	171,032	189,039
Federal National Mortgage Association	5.500%	11/01/25	55	62
Federal National Mortgage Association	4.000%	03/01/26	1,076,602	1,149,101
Federal National Mortgage Association	8.500%	09/01/26	55,357	61,526
Federal National Mortgage Association	2.500%	09/01/27	1,571,150	1,620,446
Federal National Mortgage Association	2.500%	11/01/27	2,213,551	2,283,053
Federal National Mortgage Association	2.500%	01/01/28	1,505,466	1,552,687
Federal National Mortgage Association	6.625%	11/15/30	3,250,000	4,829,965
Federal National Mortgage Association	3.000%	12/01/32	2,145,153	2,235,721
Federal National Mortgage Association	6.000%	10/01/33	77,176	87,940
Federal National Mortgage Association	2.075%	02/01/34	154,769	158,909
Federal National Mortgage Association	5.500%	02/01/34	97,550	110,445
Federal National Mortgage Association	2.395%	05/01/34	72,553	75,581

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES - 39.0% (Continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.0% (Continued)
Federal National Mortgage Association	2.450%	05/01/34	$131,410	$138,661
Federal National Mortgage Association	6.000%	11/01/34	222,955	256,888
Federal National Mortgage Association	5.500%	01/01/35	184,672	208,272
Federal National Mortgage Association	5.000%	10/01/35	238,774	264,677
Federal National Mortgage Association	5.500%	10/01/35	254,566	287,340
Federal National Mortgage Association	6.000%	10/01/35	133,588	154,025
Federal National Mortgage Association	5.500%	06/01/36	69,921	78,571
Federal National Mortgage Association	6.000%	06/01/36	73,745	84,292
Federal National Mortgage Association	5.500%	11/01/36	86,831	97,610
Federal National Mortgage Association	2.370%	05/01/37	145,603	154,371
Federal National Mortgage Association	5.625%	07/15/37	2,750,000	3,883,929
Federal National Mortgage Association	4.500%	09/01/40	606,709	662,077
Federal National Mortgage Association	4.500%	10/01/40	596,992	651,305
Federal National Mortgage Association	4.000%	12/01/40	1,363,748	1,461,487
Federal National Mortgage Association	4.000%	01/01/41	961,302	1,029,952
Federal National Mortgage Association	3.500%	02/01/41	1,329,988	1,397,348
Federal National Mortgage Association	4.000%	10/01/41	899,196	963,356
Federal National Mortgage Association	4.000%	11/01/41	815,054	873,449
Federal National Mortgage Association	4.000%	12/01/41	2,133,778	2,286,661
Federal National Mortgage Association	4.000%	12/01/41	1,107,558	1,186,887
Federal National Mortgage Association	4.000%	01/01/42	2,307,788	2,493,398
Federal National Mortgage Association	3.500%	05/01/42	1,610,208	1,692,033
Federal National Mortgage Association	3.000%	06/01/42	2,351,274	2,417,219
Federal National Mortgage Association	3.000%	08/01/42	2,168,495	2,229,400
Federal National Mortgage Association	3.000%	08/01/42	2,127,478	2,187,233
Federal National Mortgage Association	3.500%	12/01/42	2,465,351	2,600,697
Federal National Mortgage Association	3.000%	06/01/43	2,054,403	2,111,831
Federal National Mortgage Association	4.000%	12/01/44	2,905,964	3,139,110
Federal National Mortgage Association	3.500%	05/01/45	3,097,975	3,267,734

				80,936,445

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
Government National Mortgage Association	7.000%	12/20/30	30,355	37,364
Government National Mortgage Association	7.000%	10/20/31	22,981	28,290
Government National Mortgage Association	7.000%	03/20/32	78,526	97,563
Government National Mortgage Association	1.750%	01/20/34	72,838	75,814
Government National Mortgage Association	5.500%	10/20/38	50,055	53,110
Government National Mortgage Association	6.500%	11/20/38	17,252	18,661

Schedule of Portfolio Investments (Continued)

Praxis Intermediate Income Fund

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES - 39.0% (Continued)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3% (Continued)
Government National Mortgage Association	2.250%	04/16/42	$1,109,694	$1,124,686

				1,435,488

OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.7%
Overseas Private Investment Corp.	3.280%	09/15/29	1,100,000	1,155,278
Overseas Private Investment Corp.	3.540%	06/15/30	838,240	911,151
Overseas Private Investment Corp.	3.820%	06/01/33	999,646	1,094,612

				3,161,041

SMALL BUSINESS ADMINISTRATION - 0.1%
Small Business Administration (b)	0.849%	02/25/32	392,633	389,941

UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,034,063

TOTAL U.S. GOVERNMENT AGENCIES (Cost $170,004,770)				$175,803,180

			Shares	Fair Value
INVESTMENT COMPANIES - 0.7%
Pax World High Yield Bond Fund - Individual Investor Class (Cost $4,199,236)			530,984	$3,249,621

TOTAL INVESTMENTS - (Cost (f) $423,085,596 – Unrealized gain/loss $12,424,828) - 96.5%				$435,510,424

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%				15,525,153

NET ASSETS - 100.0%				$451,035,577

(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At March 31, 2016, these securities were valued at $44,529,426 or 9.9% of net assets.
(b)	Variable rate security. Rates presented are the rates in effect at March 31, 2016.
(c)	This security has been fair valued by the Pricing Committee under the guidelines established by the Board of Trustees (Note 2).
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security.
(f)	Represents cost for financial reporting purposes.

Rev. - Revenue

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.8%
AUSTRALIA - 5.6%
BANKS - 2.1%
Australia & New Zealand Banking Group Ltd.	6,107	$109,823
Australia & New Zealand Banking Group Ltd. - ADR	36,061	645,672
Commonwealth Bank of Australia	17,730	1,018,230
Commonwealth Bank of Australia - ADR	613	35,217
National Australia Bank Ltd.	4,644	93,410
National Australia Bank Ltd. - ADR	63,688	636,880
Westpac Banking Corp.	4,051	94,245
Westpac Banking Corp. - ADR	43,855	1,020,067

		3,653,544

BIOTECHNOLOGY - 0.3%
CSL Ltd.	2,979	231,643
CSL Ltd. - ADR	6,332	244,447

		476,090

CAPITAL MARKETS - 0.2%
Macquarie Group Ltd.	5,439	275,546
Macquarie Group Ltd. - ADR	2,747	139,657

		415,203

CHEMICALS - 0.1%
Orica Ltd.	19,480	229,510

CONTAINERS & PACKAGING - 0.2%
Amcor Ltd.	15,893	174,822
Amcor Ltd. - ADR	3,500	154,175

		328,997

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Telstra Corp. Ltd.	17,682	72,243
Telstra Corp. Ltd. - ADR	10,910	222,128

		294,371

FOOD & STAPLES RETAILING - 0.3%
Wesfarmers Ltd.	16,433	522,132

INSURANCE - 0.2%
Suncorp Group Ltd.	46,152	421,349

METALS & MINING - 0.9%
Alumina Ltd. - ADR	41,858	164,083

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
AUSTRALIA - 5.6% (Continued)
METALS & MINING - 0.9% (Continued)
BHP Billiton Ltd. - ADR	31,920	$826,728
BHP Billiton plc	30,582	343,861
Newcrest Mining Ltd. – ADR (a)	9,928	128,667
South32 Ltd.	30,582	34,483

		1,497,822

OIL, GAS & CONSUMABLE FUELS - 0.8%
Caltex Australia Ltd.	12,181	317,656
Oil Search Ltd.	60,661	314,337
Origin Energy Ltd.	100,656	392,732
Woodside Petroleum Ltd.	18,241	362,988
Woodside Petroleum Ltd. - ADR	5,235	104,752

		1,492,465

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
Scentre Group REIT	25,459	86,649
Shopping Centres Australasia Property Group REIT	1	2
Westfield Corp. REIT	47,772	365,829

		452,480

TRANSPORTATION INFRASTRUCTURE - 0.1%
Sydney Airport	9,815	50,334

		9,834,297

AUSTRIA - 0.2%
BANKS - 0.2%
Erste Group Bank AG	5,112	143,672
Erste Group Bank AG - ADR (a)	12,078	167,160

		310,832

BELGIUM - 0.7%
FOOD & STAPLES RETAILING - 0.7%
Colruyt SA	8,334	485,522
Delhaize Group	1,156	120,684
Delhaize Group - ADR	22,300	579,131

		1,185,337

BRAZIL - 1.2%
BANKS - 0.3%
Banco Bradesco SA - ADR	63,837	475,586

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
BRAZIL - 1.2% (Continued)
CHEMICALS - 0.1%
Braskem SA - ADR	13,824	$178,468

FOOD PRODUCTS - 0.2%
BRF SA - ADR	21,929	311,830

METALS & MINING - 0.2%
Vale SA - ADR	75,734	318,840

OIL GAS & CONSUMABLE FUELS - 0.2%
Petroleo Brasileiro SA - ADR (a)	63,920	373,293

OIL, GAS & CONSUMABLE FUELS - 0.1%
Ultrapar Participacoes SA - ADR	14,545	280,428

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	237,923

		2,176,368

CANADA - 6.2%
AUTO COMPONENTS - 0.3%
Magna International, Inc. - Class A	11,430	491,033

BANKS - 1.7%
Bank of Montreal	7,625	462,761
Bank of Nova Scotia	12,180	595,115
Canadian Imperial Bank of Commerce	3,074	229,659
Royal Bank of Canada	17,137	986,406
Toronto-Dominion Bank	18,236	786,519

		3,060,460

CHEMICALS - 0.5%
Agrium, Inc.	3,522	310,957
Methanex Corp.	9,429	302,860
Potash Corp. of Saskatchewan, Inc.	13,104	223,030

		836,847

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.1%
TransAlta Corp.	20,678	96,153

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
CANADA - 6.2% (Continued)
INSURANCE - 0.5%
Manulife Financial Corp.	41,223	$582,481
Sun Life Financial, Inc.	11,714	378,011

		960,492

MEDIA - 0.1%
Shaw Communications, Inc. - Class B	7,628	147,297

METALS & MINING - 0.4%
Barrick Gold Corp.	12,151	165,011
Teck Resources Ltd. - Class B	76,983	585,841

		750,852

OIL, GAS & CONSUMABLE FUELS - 1.4%
Cameco Corp.	15,488	198,866
Cenovus Energy, Inc.	23,980	311,740
Enbridge, Inc.	18,096	704,115
Encana Corp.	66,587	405,515
Suncor Energy, Inc.	30,429	846,231

		2,466,467

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Brookfield Asset Management, Inc. - Class A	20,511	713,578

ROAD & RAIL - 0.8%
Canadian National Railway Co.	12,210	762,636
Canadian Pacific Railway Ltd.	5,165	685,344

		1,447,980

		10,971,159

CHILE - 0.5%
AIRLINES - 0.1%
Latam Airlines Group SA - ADR (a)	37,423	261,961

BEVERAGES - 0.1%
Embotelladora Andina SA - Class B - ADR	6,720	128,150

CHEMICALS - 0.2%
Sociedad Quimica y Minera de Chile SA - ADR	15,440	317,292

METALS & MINING - 0.1%
Antofagasta plc	31,044	209,264

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
CHILE - 0.5% (Continued)
METALS & MINING - 0.1% (Continued)
Antofagasta plc - ADR	3,393	$45,805

		255,069

		962,472

CHINA - 3.9%
AIRLINES - 0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	173,257

BANKS - 0.5%
China Construction Bank Corp. - ADR	69,587	885,147

CHEMICALS - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR (a)	7,041	355,007

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
China Telecom Corp. Ltd. - ADR	6,115	321,099

INSURANCE - 0.9%
China Life Insurance Company Ltd. - ADR	66,612	818,661
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	322,700
Ping An Insurance Group Co. of China Ltd. - Class H	87,088	416,502

		1,557,863

INTERNET SOFTWARE & SERVICES - 1.7%
Alibaba Group Holdings Ltd. - ADR (a)	4,878	385,508
Baidu, Inc. - ADR (a)	1,200	229,056
Tencent Holdings Ltd. - ADR	119,811	2,448,937

		3,063,501

ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	188,344

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
Lenovo Group Ltd. - ADR	18,577	288,687

		6,832,905

COLOMBIA - 0.5%
BANKS - 0.2%
BanColombia SA - ADR	10,431	356,532

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
COLOMBIA - 0.5% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.3%
Ecopetrol SA - ADR	50,865	$437,948

		794,480

DENMARK - 1.2%
BANKS - 0.2%
Danske Bank A/S	11,624	328,387
Danske Bank A/S - ADR	6,614	94,514

		422,901

PHARMACEUTICALS - 0.9%
Novo Nordisk A/S - ADR	28,510	1,544,957

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Pandora A/S	1,365	178,741

		2,146,599

FINLAND - 0.6%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	63,791	377,005

MACHINERY - 0.2%
Kone OYJ - Class B	9,457	455,821

PAPER & FOREST PRODUCTS - 0.2%
Stora Enso OYJ - ADR	32,308	285,926

		1,118,752

FRANCE – 6.9%
AUTO COMPONENTS - 0.6%
Cie Generale des Etablissements Michelin - ADR	25,215	511,612
Cie Generale des Etablissements Michelin	1,074	109,899
Valeo SA	931	144,918
Valeo SA - ADR	4,352	338,368

		1,104,797

AUTOMOBILES - 0.3%
Renault SA	5,892	585,412

BANKS - 0.8%
BNP Paribas SA - ADR	28,958	728,583
Credit Agricole SA	11,014	119,282
Credit Agricole SA - ADR	14,211	75,745

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
FRANCE - 6.9% (Continued)
BANKS - 0.8% (Continued)
Societe Generale SA	4,111	$151,932
Societe Generale SA - ADR	36,300	270,435

		1,345,977

BUILDING PRODUCTS - 0.3%
Cie de Saint-Gobain	11,742	517,458

CONSTRUCTION & ENGINEERING - 0.5%
Bouygues SA	8,092	330,089
Vinci SA - ADR	30,694	567,839

		897,928

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Orange SA - ADR	24,634	428,139
Vivendi SA	9,270	194,925
Vivendi SA - ADR	1,680	35,087

		658,151

ELECTRICAL EQUIPMENT - 0.5%
Legrand SA	17,254	966,801

ENERGY EQUIPMENT & SERVICES - 0.2%
Technip SA - ADR	26,180	362,069

FOOD & STAPLES RETAILING - 0.2%
Carrefour SA	1,523	41,903
Carrefour SA - ADR	49,035	268,467

		310,370

FOOD PRODUCTS - 0.7%
Danone SA - ADR	85,545	1,215,595

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Essilor International SA	4,503	556,182
Essilor International SA - ADR	952	59,015

		615,197

INSURANCE - 0.5%
AXA SA - ADR	34,977	818,462

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
FRANCE – 6.9% (Continued)
MEDIA - 0.3%
Publicis Groupe SA - ADR	26,260	$460,338

MULTI-UTILITIES - 0.4%
Engie SA	2,524	39,174
Engie SA - ADR	17,681	274,940
Veolia Environnement SA	11,656	280,773
Veolia Environnement SA - ADR (a)	8,771	210,767

		805,654

PERSONAL PRODUCTS - 0.6%
L’Oreal SA	382	68,437
L’Oreal SA - ADR	26,720	953,904

		1,022,341

SOFTWARE - 0.3%
Dassault Systemes - ADR	6,224	491,385

		12,177,935

GERMANY - 6.4%
AIR FREIGHT & LOGISTICS - 0.4%
Deutsche Post AG	10,161	282,337
Deutsche Post AG - ADR	14,832	412,626

		694,963

AIRLINES - 0.1%
Deutsche Lufthansa AG - ADR	10,201	164,644

AUTOMOBILES - 0.5%
Bayerische Motoren Werke AG - ADR	27,692	846,821

BANKS - 0.3%
Deutsche Bank AG	26,653	451,502

CHEMICALS - 0.6%
BASF SE - ADR	13,580	1,025,290

DIVERSIFIED FINANCIAL SERVICES - 0.3%
Deutsche Boerse AG	3,878	330,900
Deutsche Boerse AG - ADR	15,060	127,558

		458,458

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
GERMANY - 6.4% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Deutsche Telekom AG - ADR	37,132	$665,034

HEALTH CARE PROVIDERS & SERVICES - 0.7%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	853,124
Fresenius SE & Co. KGaA	5,130	374,805

		1,227,929

INSURANCE - 1.1%
Allianze SE - ADR	76,050	1,239,615
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	342,103
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	383,467

		1,965,185

MULTI-UTILITIES - 0.1%
RWE AG	17,185	222,426
RWE AG - ADR	5,585	72,019

		294,445

PHARMACEUTICALS - 0.6%
Bayer AG - ADR	9,846	1,154,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG - ADR	12,109	172,626

SOFTWARE - 0.6%
SAP SE - ADR	13,243	1,065,002

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
adidas AG	1,323	155,054
adidas AG - ADR	9,964	581,798
Puma SE	285	62,928

		799,780

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Brenntag AG	5,521	315,360

		11,301,975

HONG KONG - 4.3%
BANKS - 0.3%
BOC Hong Kong Holdings Ltd.	158,000	471,512
BOC Hong Kong Holdings Ltd. - ADR	1,754	106,152

		577,664

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
HONG KONG - 4.3% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Hong Kong Exchanges & Clearing Ltd.	11,000	$264,883

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
China Unicom Hong Kong Ltd. - ADR	24,284	319,577

ELECTRIC UTILITIES - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	102,000	997,334

INDUSTRIAL CONGLOMERATES - 0.2%
CK Hutchison Holdings Ltd.	13,000	168,756
Jardine Matheson Holdings Ltd.	751	42,867
Jardine Matheson Holdings Ltd. - ADR	3,618	206,081

		417,704

INSURANCE - 0.5%
AIA Group Ltd.	151,200	856,635

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Henderson Land Development Co. Ltd.	73,948	454,228
Sun Hung Kai Properties Ltd.	28,000	342,358
Sun Hung Kai Properties Ltd. - ADR	22,014	333,512
Swire Pacific Ltd. - Class A	10,000	107,639
Swire Pacific Ltd. - Class A - ADR	32,051	346,151
Swire Properties Ltd.	87,550	236,442
Wharf Holdings Ltd.	150,000	819,865

		2,640,195

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Global Brands Group Holding Ltd. (a)	122,000	14,783
Li & Fung Ltd.	122,000	72,187
Li & Fung Ltd. - ADR	12,287	14,542

		101,512

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
China Mobile Ltd. - ADR	25,856	1,433,715

		7,609,219

HUNGARY - 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Magyar Telekom Telecommunications plc - ADR (a)	11,582	94,856

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
HUNGARY - 0.1% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	796	$23,402

		118,258

INDIA - 2.0%
BANKS - 0.8%
HDFC Bank Ltd. - ADR	16,597	1,022,873
ICICI Bank Ltd. - ADR	72,213	517,045

		1,539,918

IT SERVICES - 0.9%
Infosys Ltd. - ADR	47,512	903,678
Wipro Ltd. - ADR	50,683	637,592

		1,541,270

METALS & MINING - 0.0% (b)
Vedanta Ltd. - ADR	3	16

PHARMACEUTICALS - 0.3%
Dr. Reddy’s Laboratories Ltd. - ADR	10,846	490,131

		3,571,335

INDONESIA - 0.8%
BANKS - 0.2%
PT Bank Mandiri - ADR	49,403	381,984

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Telekomunikasi Indonesia Persero Tbk PT - ADR	18,427	937,013

MACHINERY - 0.1%
United Tractors Tbk PT - ADR	3,369	76,881

		1,395,878

IRELAND - 1.2%
CONSTRUCTION MATERIALS - 0.4%
CRH plc - ADR	27,925	786,926

PHARMACEUTICALS - 0.4%
Shire plc - ADR	3,634	624,684

PROFESSIONAL SERVICES - 0.4%
Experian plc	3,191	57,064

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
IRELAND - 1.2% (Continued)
PROFESSIONAL SERVICES - 0.4% (Continued)
Experian plc - ADR	37,268	$668,588

		725,652

		2,137,262

ISRAEL - 0.6%
PHARMACEUTICALS - 0.4%
Teva Pharmaceutical Industries Ltd. - ADR	13,991	748,658

SOFTWARE - 0.2%
Check Point Software Technologies Ltd. (a)	2,576	225,323

		973,981

ITALY - 1.5%
BANKS - 0.3%
Intesa Sanpaolo SpA	59,272	164,155
Intesa Sanpaolo SpA - ADR	4,450	74,092
UniCredit SpA	62,353	224,906

		463,153

ELECTRIC UTILITIES - 0.2%
Enel SpA	58,027	257,370

INSURANCE - 0.1%
Assicurazioni Generali SpA	16,056	238,049

OIL, GAS & CONSUMABLE FUELS - 0.4%
ENI SpA - ADR	23,598	713,132

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Luxottica Group SpA	10,605	583,275

TRANSPORTATION INFRASTRUCTURE - 0.2%
Atlantia SpA	13,863	384,413

		2,639,392

JAPAN - 15.8%
AUTO COMPONENTS - 0.5%
Bridgestone Corp.	4,656	173,961
Bridgestone Corp. - ADR	16,204	301,718
Denso Corp.	5,900	237,164

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
JAPAN - 15.8% (Continued)
AUTO COMPONENTS – 0.5% (Continued)
Denso Corp. - ADR	6,048	$120,416

		833,259

AUTOMOBILES - 2.0%
Honda Motor Co. Ltd. - ADR	32,346	884,340
Nissan Motor Co. Ltd. - ADR	36,396	673,690
Toyota Motor Corp. - ADR	18,470	1,963,730

		3,521,760

BANKS - 1.3%
Mitsubishi UFJ Financial Group, Inc. - ADR	203,404	933,624
Mizuho Financial Group, Inc. - ADR	132,028	388,162
Sumitomo Mitsui Financial Group, Inc. - ADR	135,650	815,257
Sumitomo Mitsui Trust Holdings, Inc.	2,980	8,727
Sumitomo Mitsui Trust Holdings, Inc. - ADR	39,737	116,827

		2,262,597

BUILDING PRODUCTS - 0.1%
Asahi Glass Co. Ltd.	3,000	16,420
Asahi Glass Co. Ltd. - ADR	21,219	114,582

		131,002

CAPITAL MARKETS - 0.5%
Daiwa Securities Group, Inc.	16,000	98,421
Daiwa Securities Group, Inc. - ADR	49,678	306,513
Nomura Holdings, Inc. - ADR	92,607	411,175

		816,109

CHEMICALS - 0.4%
Nitto Denko Corp.	500	27,798
Nitto Denko Corp. - ADR	11,626	322,622
Shin-Etsu Chemical Co. Ltd.	4,200	217,342
Sumitomo Chemical Co. Ltd.	38,000	171,860

		739,622

COMMERCIAL SERVICES & SUPPLIES - 0.3%
Dai Nippon Printing Co. Ltd.	50,000	444,267
Dai Nippon Printing Co. Ltd. - ADR	37	326

		444,593

CONSTRUCTION & ENGINEERING - 0.4%
JGC Corp.	9,000	134,746
Obayashi Corp.	55,000	542,450

		677,196

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
JAPAN - 15.8% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 0.2%
ORIX Corp.	2,300	$32,810
ORIX Corp. – ADR	5,614	400,784

		433,594

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
Nippon Telegraph & Telephone Corp. - ADR	26,412	1,142,055

ELECTRIC UTILITIES - 0.2%
Chubu Electric Power Co., Inc.	12,600	175,938
Tohoku Electric Power Co., Inc.	12,700	163,849

		339,787

ELECTRICAL EQUIPMENT - 0.3%
Nidec Corp. - ADR	30,872	529,455

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
Hitachi Ltd.	11,000	51,469
Hitachi Ltd. - ADR	4,047	189,723
Kyocera Corp.	2,800	123,325
Kyocera Corp. - ADR	3,162	139,634
Murata Manufacturing Co. Ltd.	2,300	277,320
TDK Corp. - ADR	826	45,967
TDK Corp.	800	44,427

		871,865

FOOD PRODUCTS - 0.3%
Ajinomoto Co., Inc.	7,000	157,950
Calbee, Inc.	2,700	107,237
Meiji Holdings Co. Ltd.	2,000	160,825
Yakult Honsha Co. Ltd.	2,800	124,022

		550,034

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Hoya Corp.	9,500	361,362
Hoya Corp. - ADR	1,734	66,287
Terumo Corp.	11,800	423,058

		850,707

HOUSEHOLD DURABLES - 0.9%
Sekisui House Ltd.	8,000	135,022
Sekisui House Ltd. - ADR	30,149	514,342
Sharp Corp.	10,000	11,462

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
JAPAN - 15.8% (Continued)
HOUSEHOLD DURABLES - 0.9% (Continued)
Sharp Corp. - ADR	17,095	$19,659
Sony Corp. - ADR	32,917	846,625

		1,527,110

INSURANCE - 0.5%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	475,269
Tokio Marine Holdings, Inc.	4,600	155,316
Tokio Marine Holdings, Inc. - ADR	7,354	249,227

		879,812

INTERNET & CATALOG RETAIL - 0.1%
Rakuten, Inc.	18,400	177,469

IT SERVICES - 0.1%
Fujitsu Ltd.	20,000	74,033
Fujitsu Ltd. - ADR	1,240	22,981

		97,014

LEISURE PRODUCTS - 0.1%
Shimano, Inc.	1,000	156,737

MACHINERY - 1.1%
FANUC Corp. (a)	400	62,144
FANUC Corp. - ADR	22,452	580,047
Kubota Corp. - ADR	7,847	536,343
Makita Corp.	600	37,212
Makita Corp. - ADR	4,936	306,057
SMC Corp.	1,900	441,299

		1,963,102

MARINE - 0.0% (b)
Nippon Yusen KK - ADR	7,243	27,668

METALS & MINING - 0.3%
Nippon Steel Corp.	12,700	243,968
Sumitomo Metal Mining Co. Ltd.	23,000	228,375

		472,343

OIL, GAS & CONSUMABLE FUELS - 0.1%
Inpex Corp.	26,239	198,987

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
JAPAN - 15.8% (Continued)
PERSONAL PRODUCTS - 0.5%
Kao Corp.	1,000	$53,338
Kao Corp. - ADR	10,418	560,280
Shiseido Co. Ltd.	2,100	46,872
Shiseido Co. Ltd. - ADR	15,035	336,784

		997,274

PHARMACEUTICALS - 0.7%
Astellas Pharma, Inc.	13,000	172,860
Astellas Pharma, Inc. - ADR	22,165	294,573
Daiichi Sankyo Co. Ltd.	7,700	171,214
Daiichi Sankyo Co. Ltd. - ADR	1,901	42,392
Takeda Pharmaceutical Co. Ltd.	2,700	123,215
Takeda Pharmaceutical Co. Ltd. - ADR	17,304	394,877

		1,199,131

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
Daiwa House Industry Co. Ltd. - ADR	15,470	435,016
Mitsubishi Estate Co. Ltd.	11,000	204,323
Mitsubishi Estate Co. Ltd. - ADR	8,499	157,317
Mitsui Fudosan Co. Ltd.	15,000	374,250
Sumitomo Realty & Development Co. Ltd.	9,000	263,415

		1,434,321

ROAD & RAIL - 0.7%
Central Japan Railway Co.	1,348	238,411
East Japan Railway Co.	3,590	309,829
East Japan Railway Co. - ADR	29,226	418,224
Keikyu Corp.	37,000	325,470

		1,291,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (b)
Rohm Co. Ltd.	700	29,481
Rohm Co. Ltd. - ADR	2,660	55,541

		85,022

SOFTWARE - 0.1%
Nintendo Co. Ltd.	300	42,650
Nintendo Co. Ltd. - ADR	11,880	210,870

		253,520

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
FUJIFILM Holdings Corp. - ADR	11,626	458,064
Seiko Epson Corp.	1,200	19,384

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
JAPAN – 15.8% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3% (Continued)
Seiko Epson Corp. - ADR	10,312	$81,774

		559,222

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Wacoal Holdings Corp. - ADR	5,242	312,528

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Mitsui & Co. Ltd. - ADR	1,637	376,412

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
KDDI Corp. - ADR	43,480	580,023
NTT DoCoMo, Inc. - ADR	25,911	589,993
Softbank Group Corp.	6,500	309,912
Softbank Group Corp. - ADR	6,172	147,542

		1,627,470

		27,780,711

JERSEY - 0.3%
METALS & MINING - 0.3%
Randgold Resources Ltd. - ADR	6,079	552,034

LUXEMBOURG - 0.2%
ENERGY EQUIPMENT & SERVICES - 0.2%
Tenaris SA - ADR	16,654	412,353

MEXICO - 1.6%
BEVERAGES - 0.4%
Coca-Cola Femsa SAB de CV - ADR	7,597	630,931

CONSTRUCTION MATERIALS - 0.3%
Cemex SAB de CV - ADR (a)	77,067	561,048

FOOD & STAPLES RETAILING - 0.2%
Wal-Mart de Mexico SAB de CV - ADR	14,734	348,312

MEDIA - 0.2%
Grupo Televisa SAB - ADR	13,126	360,440

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
MEXICO - 1.6% (Continued)
METALS & MINING - 0.1%
Fresnillo plc	14,613	$199,927

TRANSPORTATION INFRASTRUCTURE - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	4,513	400,348

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
America Movil SAB de CV - Class L - ADR	17,340	269,290

		2,770,296

NETHERLANDS - 2.1%
BANKS - 0.3%
ING Groep NV - ADR	41,830	499,032

CHEMICALS - 0.1%
Akzo Nobel NV - ADR	10,773	244,224

FOOD & STAPLES RETAILING - 0.3%
Koninklijke Ahold NV - ADR	23,941	537,234

INDUSTRIAL CONGLOMERATES - 0.5%
Koninklijke Philips NV - NY Registry Shares	30,708	876,713

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN NV (a)	16,784	374,955

MEDIA - 0.2%
Wolters Kluwer NV (a)	954	38,079
Wolters Kluwer NV - ADR	7,337	293,627

		331,706

OIL, GAS & CONSUMABLE FUELS - 0.1%
Koninklijke Vopak NV	3,557	177,132

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
ASML Holding NV - NY Registry Shares	4,549	456,674

SOFTWARE - 0.1%
Gemalto NV	2,161	159,754

		3,657,424

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
NORWAY - 0.6%
CHEMICALS - 0.1%
Yara International ASA - ADR	7,283	$274,059

METALS & MINING - 0.1%
Norsk Hydro ASA	40,866	168,232
Norsk Hydro ASA - ADR (a)	13,201	53,596

		221,828

OIL, GAS & CONSUMABLE FUELS - 0.4%
Statoil ASA - ADR	41,206	641,165

		1,137,052

PERU - 0.1%
METALS & MINING - 0.1%
Southern Copper Corp.	9,283	257,232

PHILIPPINES - 0.1%
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Philippine Long Distance Telephone Co. - ADR	4,418	191,344

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal SA	20,520	72,988
EDP - Energias de Portugal SA - ADR	1,231	43,688

		116,676

RUSSIA - 0.2%
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Mobile TeleSystems PJSC - ADR	37,298	301,741

SINGAPORE - 1.6%
BANKS - 1.1%
DBS Group Holdings Ltd.	10,656	121,595
DBS Group Holdings Ltd. - ADR	18,371	833,400
United Overseas Bank Ltd.	24,187	338,625
United Overseas Bank Ltd. - ADR	22,014	615,291

		1,908,911

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Singapore Telecommunications Ltd.	86,000	243,740
Singapore Telecommunications Ltd. - ADR	6,886	195,011

		438,751

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
SINGAPORE - 1.6% (Continued)
INDUSTRIAL CONGLOMERATES - 0.3%
Keppel Corporation Ltd.	11,721	$50,699
Keppel Corporation Ltd. - ADR	49,775	427,567

		478,266

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
Keppel REIT	737	544

		2,826,472

SOUTH AFRICA - 0.6%
BANKS - 0.1%
Standard Bank Group Ltd. - ADR	19,275	172,126

METALS & MINING - 0.1%
Gold Fields Ltd. - ADR	45,416	178,939

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd.	45,286	231,912

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
MTN Group Ltd. - ADR	50,154	453,392

		1,036,369

SOUTH KOREA - 2.3%
BANKS - 1.3%
KB Financial Group, Inc. - ADR	35,152	969,844
Shinhan Financial Group Co. Ltd. - ADR	30,017	1,056,899
Woori Bank - ADR	9,632	240,222

		2,266,965

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
KT Corp. - ADR	45,043	604,477

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.3%
LG Display Co. Ltd. - ADR	42,203	482,380

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
SK Telecom Co. Ltd. - ADR	32,754	660,648

		4,014,470

SPAIN - 1.9%
BANKS - 0.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	68,498	446,607

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
SPAIN - 1.9% (Continued)
BANKS - 0.6% (Continued)
Banco Santander SA - ADR	141,790	$618,204

		1,064,811

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Telefonica SA - ADR	37,220	414,259

ELECTRIC UTILITIES - 0.2%
Iberdrola SA - ADR	15,225	407,573

METALS & MINING - 0.1%
Acerinox SA (a)	16,589	192,156

OIL, GAS & CONSUMABLE FUELS - 0.4%
Repsol SA	24,639	278,112
Repsol SA - ADR	27,585	311,986

		590,098

SPECIALTY RETAIL - 0.4%
Industria de Diseno Textil SA	17,640	593,419

		3,262,316

SWEDEN - 2.6%
COMMUNICATIONS EQUIPMENT - 0.3%
Telefonaktiebolaget LM Ericsson - ADR	48,767	489,133

CONSTRUCTION & ENGINEERING - 0.5%
Skanska AB - Class B	37,142	847,697

HOUSEHOLD PRODUCTS - 0.2%
Svenska Cellulosa AB SCA - Class B	12,219	381,818

MACHINERY - 0.9%
Alfa Laval AB	23,419	383,348
Atlas Copco AB - Class A	8,922	224,508
Atlas Copco AB - Class A - ADR	18,292	459,312
Sandvik AB	19,176	198,398
Sandvik AB - ADR	20,116	209,206

		1,474,772

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
SWEDEN - 2.6% (Continued)
METALS & MINING - 0.2%
Boliden AB	22,985	$367,751

OIL, GAS & CONSUMABLE FUELS - 0.2%
Lundin Petroleum AB (a)	24,270	411,029

SPECIALTY RETAIL - 0.3%
Hennes & Mauritz AB - ADR	65,360	431,376
Hennes & Mauritz AB - Class B	3,195	106,527

		537,903

		4,510,103

SWITZERLAND - 7.6%
CAPITAL MARKETS - 0.9%
Credit Suisse Group AG - ADR	27,848	393,492
Julius Baer Group Ltd.	9,537	409,628
UBS Group AG	46,462	744,321

		1,547,441

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Swisscom AG - ADR	7,140	388,416

ELECTRICAL EQUIPMENT - 0.7%
ABB Ltd. - ADR	61,282	1,190,096

FOOD PRODUCTS - 1.9%
Barry Callebaut AG	397	431,454
Nestlé SA - ADR	38,145	2,845,998

		3,277,452

INSURANCE - 0.7%
Swiss Re AG	3,563	329,417
Zurich Insurance Group AG - ADR	39,970	854,958

		1,184,375

MACHINERY - 0.2%
Schindler Holding AG	1,587	290,646

METALS & MINING - 0.2%
Glencore plc	183,091	413,677

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
SWITZERLAND - 7.6% (Continued)
PHARMACEUTICALS - 2.3%
Novartis AG - ADR	28,388	$2,056,427
Roche Holding AG - ADR	67,656	2,071,965

		4,128,392

PROFESSIONAL SERVICES - 0.2%
Adecco SA	4,136	269,482
Adecco SA - ADR	1,206	39,171

		308,653

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Logitech International SA	10,434	166,005

TRADING COMPANIES & DISTRIBUTORS - 0.2%
Wolseley plc	537	30,383
Wolseley plc - ADR	63,056	363,833

		394,216

		13,289,369

TAIWAN – 2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Chunghwa Telecom Co. Ltd. - ADR	42,055	1,419,777

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
AU Optronics Corp. - ADR	56,975	168,076

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Advanced Semiconductor Engineering, Inc. - ADR	101,549	594,062
Siliconware Precision Industries Co. Ltd. - ADR	70,913	565,177
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,900	2,040,980
United Microelectronics Corp. - ADR	191,039	397,361

		3,597,580

		5,185,433

TURKEY - 0.3%
BANKS - 0.1%
Turkiye Garanti Bankasi AS - ADR	59,610	174,061

WIRELESS TELECOMMUNICATIONS SERVICES - 0.2%
Turkcell Iletisim Hizmetleri AS - ADR	31,518	331,254

		505,315

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
UNITED KINGDOM – 12.0%
BANKS - 1.3%
Barclays plc - ADR	50,461	$434,974
HSBC Holdings plc - ADR	44,158	1,374,197
Lloyds Banking Group plc - ADR	102,926	406,558
Standard Chartered plc	33,979	230,635

		2,446,364

CAPITAL MARKETS - 0.0% (b)
Man Group plc	3,940	8,625
Man Group plc - ADR	7,608	16,281

		24,906

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
BT Group plc - ADR	18,204	583,984

ELECTRIC UTILITIES - 0.4%
SSE plc	2,983	63,927
SSE plc - ADR	26,274	568,044

		631,971

ENERGY EQUIPMENT & SERVICES - 0.3%
AMEC Foster Wheeler plc	32,410	209,487
Subsea 7 SA	43,347	328,137
Subsea 7 SA - ADR	3,305	25,118

		562,742

FOOD & STAPLES RETAILING - 0.4%
J Sainsbury plc	4,806	19,073
J Sainsbury plc - ADR	18,741	296,857
Tesco plc - ADR (a)	22,961	190,347
Wm Morrison Supermarkets plc	29,374	83,835
Wm Morrison Supermarkets plc - ADR	8,054	115,092

		705,204

FOOD PRODUCTS - 0.2%
Associated British Foods plc	6,106	293,635

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Smith & Nephew plc	4,232	69,723
Smith & Nephew plc - ADR	17,185	572,604

		642,327

HOTELS, RESTAURANTS & LEISURE - 0.8%
Compass Group plc	2,247	39,634

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
UNITED KINGDOM – 12.0% (Continued)
HOTELS, RESTAURANTS & LEISURE - 0.8% (Continued)
Compass Group plc - ADR	47,072	$839,294
InterContinental Hotels Group plc - ADR	11,424	471,468

		1,350,396

HOUSEHOLD PRODUCTS - 0.8%
Reckitt Benckiser Group plc	3,212	310,496
Reckitt Benckiser Group plc - ADR	51,855	1,012,210

		1,322,706

INSURANCE - 0.8%
Aviva plc	41,971	274,964
Aviva plc - ADR	6,116	79,875
Prudential plc - ADR	26,183	974,008

		1,328,847

MEDIA - 1.2%
Pearson plc - ADR	23,760	297,950
RELX plc - ADR	36,928	693,877
Sky plc	3,176	46,714
Sky plc - ADR	6,005	351,593
WPP plc - ADR	6,767	787,882

		2,178,016

MULTILINE RETAIL - 0.3%
Marks & Spencer Group plc	10,719	62,540
Marks & Spencer Group plc - ADR	17,019	201,505
Next plc	3,156	244,792

		508,837

MULTI-UTILITIES - 0.9%
National Grid plc - ADR	22,253	1,589,309

OIL, GAS & CONSUMABLE FUELS - 0.2%
Royal Dutch Shell plc - B Shares	2,765	67,497
Tullow Oil plc	112,077	316,977
Tullow Oil plc - ADR	15,976	22,047

		406,521

PERSONAL PRODUCTS - 0.7%
Unilever NV - NY Registry Shares - ADR	28,732	1,283,746

PHARMACEUTICALS - 1.2%
AstraZeneca plc - ADR	31,680	892,109

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
UNITED KINGDOM – 12.0% (Continued)
PHARMACEUTICALS - 1.2% (Continued)
GlaxoSmithKline plc - ADR	28,888	$1,171,408
Indivior plc - ADR	1,963	23,850

		2,087,367

PROFESSIONAL SERVICES - 0.1%
Capita plc	12,030	179,880

REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.1%
Land Securities Group plc REIT	16,051	253,607

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
ARM Holdings plc - ADR	8,551	373,593

SOFTWARE - 0.2%
Sage Group plc	33,781	305,203
Sage Group plc - ADR	2,320	83,218

		388,421

SPECIALTY RETAIL - 0.2%
Kingfisher plc - ADR	29,151	316,872

WATER UTILITIES - 0.4%
Severn Trent plc	10,914	340,651
United Utilities Group plc	2,386	31,633
United Utilities Group plc - ADR	12,883	341,400

		713,684

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Vodafone Group plc - ADR	26,458	847,979

		21,020,914

UNITED STATES - 0.5%
HOTELS, RESTAURANTS & LEISURE - 0.3%
Carnival plc - ADR	9,241	501,694

MEDIA - 0.1%
Thomson Reuters Corp.	7,011	283,805

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

	Shares	Fair Value
COMMON STOCKS - 97.8% (Continued)
UNITED STATES - 0.5% (Continued)
METALS & MINING - 0.1%
Sims Metal Management Ltd. - ADR	21,356	$141,804

		927,303

TOTAL COMMON STOCKS (Cost $165,589,659)		$172,013,363

	Shares	Fair Value
PREFERRED STOCKS - 0.4%
BRAZIL - 0.4%
BANKS - 0.3%
Itau Unibanco Holding SA - ADR	55,974	$480,816

FOOD & STAPLES RETAILING - 0.1%
Cia Brasileira de Distribuicao - ADR	11,237	156,307

		637,123

TOTAL PREFERRED STOCKS (Cost $905,160)		$637,123

	Shares	Fair Value
WARRANTS - 0.0% (b)
HONG KONG - 0.0%(b)
Sun Hung Kai Properties Ltd. (Cost $0) (a)	916	$28

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES - 0.9%
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	0.500%	06/15/16	$1,000,000	$1,000,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	600,000	600,000
TOTAL CORPORATE NOTES (Cost $1,600,000)				$1,600,000

TOTAL INVESTMENTS - (Cost (d) $168,094,819 – Unrealized gain/loss $6,155,695) - 99.1%				$174,250,514

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%				1,578,458

NET ASSET - 100.0%				$175,828,972

(a)	Non-income producing security.
(b)	Amount rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

ADR - American Depositary Receipt

plc - Public Liability Company

REIT - Real Estate Investment Trust

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.9%
AIR FREIGHT & LOGISTICS - 1.2%
FedEx Corp.	5,156	$838,984
United Parcel Service, Inc. - Class B	7,914	834,690

		1,673,674

AIRLINES - 0.8%
American Airlines Group, Inc.	10,440	428,145
Delta Air Lines, Inc.	9,630	468,788
United Continental Holdings, Inc. (a)	3,890	232,855

		1,129,788

AUTO COMPONENTS - 0.7%
BorgWarner, Inc.	4,390	168,576
Goodyear Tire & Rubber Co.	4,500	148,410
Johnson Controls, Inc.	16,631	648,110

		965,096

AUTOMOBILES - 1.4%
Ford Motor Co.	70,233	948,145
General Motors Co.	30,620	962,387

		1,910,532

BANKS - 10.1%
Bank of America Corp.	153,220	2,071,535
BB&T Corp.	13,054	434,307
Citigroup, Inc.	43,026	1,796,336
Comerica, Inc.	4,021	152,275
Huntington Bancshares, Inc.	18,154	173,189
JPMorgan Chase & Co.	57,942	3,431,325
KeyCorp	19,528	215,589
M&T Bank Corp.	2,256	250,416
PNC Financial Services Group, Inc.	7,721	652,965
Regions Financial Corp.	24,860	195,151
SunTrust Banks, Inc.	6,766	244,117
U.S. Bancorp	15,437	626,588
Wells Fargo & Co.	66,409	3,211,539
Zions Bancorp	9,110	220,553

		13,675,885

BEVERAGES - 1.9%
Coca-Cola Co.	32,600	1,512,314
PepsiCo, Inc.	10,879	1,114,880

		2,627,194

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
BIOTECHNOLOGY - 0.5%
Amgen, Inc.	2,584	$387,419
Baxalta, Inc.	5,730	231,492
Vertex Pharmaceuticals, Inc. (a)	1,410	112,081

		730,992

CAPITAL MARKETS - 2.7%
Ameriprise Financial, Inc.	1,806	169,782
Bank of New York Mellon Corp.	14,064	517,977
BlackRock, Inc.	932	317,411
Charles Schwab Corp.	4,200	117,684
Franklin Resources, Inc.	7,540	294,437
Goldman Sachs Group, Inc.	6,557	1,029,318
Invesco Ltd.	4,702	144,681
Morgan Stanley	15,791	394,933
Northern Trust Corp.	3,977	259,181
State Street Corp.	6,240	365,165

		3,610,569

CHEMICALS - 2.3%
Air Products & Chemicals, Inc.	2,567	369,777
Dow Chemical Co.	9,880	502,497
E.I. du Pont de Nemours & Co.	13,229	837,660
Eastman Chemical Co.	5,570	402,321
Ecolab, Inc.	1,616	180,216
Mosaic Co.	4,920	132,840
Praxair, Inc.	5,656	647,329

		3,072,640

COMMERCIAL SERVICES & SUPPLIES - 0.4%
Tyco International plc	13,821	507,369

COMMUNICATIONS EQUIPMENT - 0.6%
Cisco Systems, Inc.	30,465	867,339

CONSUMER FINANCE - 0.9%
American Express Co.	7,624	468,114
Capital One Financial Corp.	10,900	755,479

		1,223,593

CONTAINERS & PACKAGING - 0.5%
Avery Dennison Corp.	3,086	222,532
Ball Corp.	4,084	291,148

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
CONTAINERS & PACKAGING - 0.5% (Continued)
Owens-Illinois, Inc. (a)	7,755	$123,770

		637,450

DISTRIBUTORS - 0.2%
Genuine Parts Co.	3,080	306,029

DIVERSIFIED CONSUMER SERVICES - 0.1%
H&R Block, Inc.	6,094	161,003

DIVERSIFIED FINANCIAL SERVICES - 3.5%
Berkshire Hathaway, Inc. - Class B (a)	27,382	3,884,958
CME Group, Inc.	5,240	503,302
McGraw Hill Financial, Inc.	3,488	345,242

		4,733,502

DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
AT&T, Inc.	92,678	3,630,197
CenturyLink, Inc.	7,688	245,709
Frontier Communications Corp.	55,538	310,457
Level 3 Communications, Inc. (a)	2,500	132,125
Verizon Communications, Inc.	55,790	3,017,123

		7,335,611

ELECTRIC UTILITIES - 4.0%
American Electric Power Co., Inc.	8,370	555,768
Duke Energy Corp.	15,864	1,279,908
Edison International	5,717	410,995
NextEra Energy, Inc.	8,265	978,080
PPL Corp.	14,801	563,474
Southern Co.	24,911	1,288,646
Xcel Energy, Inc.	8,784	367,347

		5,444,218

ELECTRICAL EQUIPMENT - 1.7%
Eaton Corp. plc	9,050	566,168
Emerson Electric Co.	22,204	1,207,453
Rockwell Automation, Inc.	4,780	543,725

		2,317,346

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Corning, Inc.	16,306	340,632
TE Connectivity Ltd.	3,956	244,956

		585,588

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
ENERGY EQUIPMENT & SERVICES - 2.7%
Baker Hughes, Inc.	11,020	$483,007
Cameron International Corp. (a)	4,068	272,759
Diamond Offshore Drilling, Inc.	12,263	266,475
FMC Technologies, Inc. (a)	6,180	169,085
National Oilwell Varco, Inc.	9,526	296,259
Schlumberger Ltd.	28,630	2,111,462
Transocean Ltd.	11,520	105,293

		3,704,340

FOOD & STAPLES RETAILING - 3.0%
CVS Health Corp.	6,233	646,549
Kroger Co.	19,164	733,023
Sysco Corp.	10,383	485,198
Wal-Mart Stores, Inc.	28,280	1,936,897
Whole Foods Market, Inc.	6,300	195,993

		3,997,660

FOOD PRODUCTS - 1.8%
General Mills, Inc.	8,384	531,126
Kellogg Co.	3,959	303,062
Kraft Heinz Co.	8,290	651,262
Mondelēz International, Inc. - Class A	21,812	875,098

		2,360,548

GAS UTILITIES - 0.1%
AGL Resources, Inc.	2,590	168,713

HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Abbott Laboratories	5,540	231,738
Baxter International, Inc.	5,470	224,708
Medtronic plc	37,130	2,784,750

		3,241,196

HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.	4,550	372,872
Cigna Corp.	1,255	172,236
Express Scripts Holding Co. (a)	10,087	692,876
HCA Holdings, Inc. (a)	2,390	186,540
Humana, Inc.	2,730	499,454
McKesson Corp.	2,344	368,594

		2,292,572

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
HOTELS, RESTAURANTS & LEISURE - 1.9%
Carnival Corp.	8,393	$442,898
McDonald’s Corp.	10,640	1,337,235
Starbucks Corp.	4,360	260,292
Starwood Hotels & Resorts Worldwide, Inc.	3,716	310,026
Wyndham Worldwide Corp.	2,711	207,202

		2,557,653

HOUSEHOLD DURABLES - 0.4%
D.R. Horton, Inc.	8,094	244,681
Whirlpool Corp.	1,752	315,956

		560,637

HOUSEHOLD PRODUCTS - 3.3%
Colgate-Palmolive Co.	6,578	464,736
Kimberly-Clark Corp.	2,070	278,436
Procter & Gamble Co.	44,528	3,665,099

		4,408,271

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.4%
AES Corp.	26,264	309,915
NRG Energy, Inc.	19,466	253,253

		563,168

INDUSTRIAL CONGLOMERATES - 2.2%
3M Co.	16,665	2,776,889
Roper Technologies, Inc. (a)	1,010	184,598

		2,961,487

INSURANCE - 5.5%
Aflac, Inc.	10,310	650,973
Allstate Corp.	8,739	588,747
American International Group, Inc.	21,857	1,181,371
Aon plc	2,267	236,788
Assurant, Inc.	2,924	225,587
Chubb Corp.	6,677	795,565
Cincinnati Financial Corp.	3,262	213,204
Hartford Financial Services Group, Inc.	4,990	229,939
Lincoln National Corp.	3,280	128,576
Marsh & McLennan Cos., Inc.	5,930	360,485
MetLife, Inc.	20,563	903,538
Principal Financial Group, Inc.	3,230	127,424
Progressive Corp.	9,953	349,748

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
INSURANCE - 5.5% (Continued)
Prudential Financial, Inc.	8,520	$615,314
Travelers Cos., Inc.	5,533	645,756
Unum Group	4,280	132,338

		7,385,353

INTERNET SOFTWARE & SERVICES - 0.5%
eBay, Inc. (a)	7,498	178,902
Yahoo!, Inc. (a)	11,510	423,683

		602,585

IT SERVICES - 2.4%
Fidelity National Information Services, Inc.	3,862	244,503
International Business Machines Corp.	11,962	1,811,645
MasterCard, Inc. - Class A	2,880	272,160
Paychex, Inc.	3,684	198,973
PayPal Holdings, Inc. (a)	6,598	254,683
Western Union Co.	10,989	211,978
Xerox Corp.	15,601	174,107

		3,168,049

LIFE SCIENCES TOOLS & SERVICES - 0.3%
Thermo Fisher Scientific, Inc.	3,244	459,318

MACHINERY - 2.7%
Deere & Co.	8,957	689,599
Dover Corp.	7,213	464,012
Flowserve Corp.	3,900	173,199
Illinois Tool Works, Inc.	7,035	720,665
Ingersoll-Rand plc	5,365	332,684
PACCAR, Inc.	3,666	200,494
Parker-Hannifin Corp.	3,757	417,328
Stanley Black & Decker, Inc.	2,630	276,702
Xylem, Inc.	10,598	433,458

		3,708,141

MEDIA - 2.0%
CBS Corp. - Class B	5,470	301,342
Comcast Corp. - Class A	15,295	934,219
Omnicom Group, Inc.	2,019	168,041
Time Warner Cable, Inc.	1,047	214,237
Time Warner, Inc.	8,992	652,370

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
MEDIA - 2.0% (Continued)
Walt Disney Co.	4,797	$476,390

		2,746,599

METALS & MINING - 0.5%
Newmont Mining Corp.	10,380	275,900
Nucor Corp.	9,290	439,417

		715,317

MULTILINE RETAIL - 0.9%
Kohl’s Corp.	2,800	130,508
Macy’s, Inc.	3,933	173,406
Target Corp.	11,166	918,738

		1,222,652

MULTI-UTILITIES - 1.8%
CenterPoint Energy, Inc.	9,131	191,020
Consolidated Edison, Inc.	9,561	732,564
DTE Energy Co.	3,270	296,458
NiSource, Inc. (a)	11,844	279,045
SCANA Corp.	4,988	349,908
Sempra Energy	4,883	508,076

		2,357,071

OIL, GAS & CONSUMABLE FUELS - 10.0%
Apache Corp.	9,988	487,514
California Resources Corp. (a)	2,510	2,585
ConocoPhillips	56,237	2,264,664
EOG Resources, Inc.	11,540	837,573
EQT Corp.	2,798	188,194
Hess Corp.	18,440	970,866
Kinder Morgan, Inc.	43,511	777,107
Marathon Oil Corp.	47,566	529,885
Marathon Petroleum Corp.	19,616	729,323
Murphy Oil Corp.	38,866	979,035
Noble Energy, Inc.	14,958	469,831
Occidental Petroleum Corp.	31,040	2,124,067
ONEOK, Inc.	10,535	314,575
Phillips 66	21,024	1,820,468
Spectra Energy Corp.	27,629	845,447
Williams Cos., Inc.	9,371	150,592

		13,491,726

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
PAPER & FOREST PRODUCTS - 0.2%
International Paper Co.	5,781	$237,252

PERSONAL PRODUCTS - 0.2%
Estée Lauder Cos., Inc. (The) - Class A	2,200	207,482

PHARMACEUTICALS - 5.7%
AbbVie, Inc.	6,808	388,873
Bristol-Myers Squibb Co.	15,019	959,414
Eli Lilly & Co.	16,897	1,216,753
Johnson & Johnson	25,081	2,713,764
Mallinckrodt plc (a)	2,980	182,614
Merck & Co., Inc.	43,421	2,297,405

		7,758,823

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
HCP, Inc.	4,327	140,974
Prologis, Inc.	4,597	203,095
Simon Property Group, Inc.	2,579	535,632
Vornado Realty Trust	1,493	140,984
Weyerhaeuser Co.	6,909	214,041

		1,234,726

ROAD & RAIL - 1.1%
CSX Corp.	10,090	259,818
Norfolk Southern Corp.	4,645	386,696
Ryder System, Inc.	4,249	275,250
Union Pacific Corp.	6,320	502,756

		1,424,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
Analog Devices, Inc.	6,343	375,442
Applied Materials, Inc.	11,897	251,979
Intel Corp.	39,838	1,288,759
Micron Technology, Inc. (a)	10,330	108,155

		2,024,335

SOFTWARE - 1.6%
Adobe Systems, Inc. (a)	1,819	170,622
CA, Inc.	7,512	231,294
Microsoft Corp.	8,480	468,350
Oracle Corp.	26,072	1,066,606

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.9% (Continued)
SOFTWARE - 1.6% (Continued)
salesforce.com, Inc. (a)	2,090	$154,305

		2,091,177

SPECIALTY RETAIL - 0.8%
Best Buy Co., Inc.	7,220	234,217
Gap, Inc.	10,170	298,998
Home Depot, Inc.	1,182	157,714
Staples, Inc.	25,360	279,721
Tiffany & Co.	1,720	126,213

		1,096,863

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.9%
Apple, Inc.	1,610	175,474
EMC Corp.	15,941	424,828
SanDisk Corp.	3,500	266,280
Seagate Technology plc	5,480	188,786
Western Digital Corp.	2,500	118,100

		1,173,468

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.	1,020	238,099

TOTAL COMMON STOCKS (Cost $113,262,951)		$133,675,219

	Shares	Fair Value
RIGHTS - 0.0% (b)
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18 (c) (d)	6,607	$322
Safeway, Inc. (PDC subsidiary), expiring 1/30/17 (c) (d)	6,607	6,706

TOTAL RIGHTS (Cost $0)		$7,028

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES - 0.9%
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (d)	0.500%	06/15/16	$450,000	$450,000

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES - 0.9% (Continued)
COMMUNITY DEVELOPMENT - 0.9% (Continued)
Calvert Social Investment Foundation, Inc. (d)	1.000%	12/15/17	$750,000	$750,000
TOTAL CORPORATE NOTES (Cost $1,200,000)				$1,200,000

TOTAL INVESTMENTS - (Cost (e) $114,462,951 – Unrealized gain/loss $20,419,296) - 99.8%				$134,882,247

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				276,855

NET ASSETS - 100.0%				$135,159,102

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	This security has been fair valued by the Pricing Committee under the guidelines established by the Board of Trustees (Note 2).
(d)	Illiquid security.
(e)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.8%
AIR FREIGHT & LOGISTICS - 1.3%
C.H. Robinson Worldwide, Inc.	5,690	$422,369
Expeditors International of Washington, Inc.	7,851	383,207
FedEx Corp.	2,389	388,738
United Parcel Service, Inc. - Class B	13,263	1,398,849

		2,593,163

AIRLINES - 0.4%
Southwest Airlines Co.	16,318	731,046

AUTO COMPONENTS - 0.2%
Delphi Automotive plc	4,705	352,969

AUTOMOBILES - 0.1%
Harley-Davidson, Inc.	4,305	220,976

BANKS - 1.2%
Fifth Third Bancorp	17,834	297,649
U.S. Bancorp	19,296	783,225
Wells Fargo & Co.	26,348	1,274,189

		2,355,063

BEVERAGES - 3.3%
Coca-Cola Co.	62,669	2,907,215
Coca-Cola Enterprises, Inc.	5,600	284,144
Dr Pepper Snapple Group, Inc.	8,419	752,827
PepsiCo, Inc.	24,432	2,503,791

		6,447,977

BIOTECHNOLOGY - 4.8%
Alexion Pharmaceuticals, Inc. (a)	4,425	616,049
Amgen, Inc.	14,823	2,222,412
Biogen, Inc. (a)	4,807	1,251,358
Celgene Corp. (a)	16,758	1,677,308
Gilead Sciences, Inc.	27,932	2,565,834
Regeneron Pharmaceuticals, Inc. (a)	1,762	635,095
Vertex Pharmaceuticals, Inc. (a)	4,082	324,478

		9,292,534

BUILDING PRODUCTS - 1.0%
Allegion plc	24,844	1,582,811

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
BUILDING PRODUCTS - 1.0% (Continued)
Masco Corp.	14,010	$440,615

		2,023,426

CAPITAL MARKETS - 1.5%
Ameriprise Financial, Inc.	4,361	409,978
BlackRock, Inc.	2,088	711,110
Charles Schwab Corp.	18,879	528,990
Northern Trust Corp.	4,438	289,224
State Street Corp.	4,974	291,078
T. Rowe Price Group, Inc.	8,045	590,986

		2,821,366

CHEMICALS - 2.4%
Air Products & Chemicals, Inc.	5,469	787,809
E.I. du Pont de Nemours & Co.	10,538	667,266
Ecolab, Inc.	7,662	854,466
International Flavors and Fragrances, Inc.	3,158	359,286
Praxair, Inc.	8,079	924,642
Sherwin-Williams Co.	3,622	1,031,075

		4,624,544

COMMERCIAL SERVICES & SUPPLIES - 1.0%
Republic Services, Inc.	42,114	2,006,732

COMMUNICATIONS EQUIPMENT - 1.1%
Cisco Systems, Inc.	59,674	1,698,919
F5 Networks, Inc. (a)	2,555	270,447
Juniper Networks, Inc.	8,505	216,962

		2,186,328

CONSTRUCTION MATERIALS - 0.5%
Vulcan Materials Co.	8,557	903,362

CONSUMER FINANCE - 0.5%
American Express Co.	9,596	589,195
Discover Financial Services	9,272	472,130

		1,061,325

CONTAINERS & PACKAGING - 0.3%
Avery Dennison Corp.	5,212	375,837
Sealed Air Corp.	5,793	278,122

		653,959

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	2,515	$356,828
CME Group, Inc.	3,995	383,720
Intercontinental Exchange, Inc.	2,047	481,332
McGraw Hill Financial, Inc.	5,128	507,569

		1,729,449

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
AT&T, Inc.	7,872	308,346
Level 3 Communications, Inc. (a)	6,374	336,866

		645,212

ELECTRIC UTILITIES - 0.5%
NextEra Energy, Inc.	8,610	1,018,907

ELECTRICAL EQUIPMENT - 0.4%
Emerson Electric Co.	6,247	339,712
Rockwell Automation, Inc.	4,181	475,589

		815,301

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
Amphenol Corp. - Class A	10,146	586,642

ENERGY EQUIPMENT & SERVICES - 0.5%
Cameron International Corp. (a)	4,337	290,796
Schlumberger Ltd.	8,453	623,409

		914,205

FOOD & STAPLES RETAILING - 2.1%
CVS Health Corp.	25,688	2,664,616
Kroger Co.	8,867	339,163
Walgreen Boots Alliance, Inc.	6,182	520,772
Wal-Mart Stores, Inc.	5,312	363,819
Whole Foods Market, Inc.	8,683	270,128

		4,158,498

FOOD PRODUCTS - 1.7%
Campbell Soup Co.	15,400	982,366
Hershey Co.	5,314	489,366
Kellogg Co.	11,156	853,992
Mead Johnson Nutrition Co.	5,698	484,159
Mondelēz International, Inc. - Class A	11,813	473,938

		3,283,821

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
GAS UTILITIES - 0.2%
AGL Resources, Inc.	5,725	$372,926

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Baxter International, Inc.	14,607	600,056
Becton, Dickinson and Co.	8,515	1,292,747
Boston Scientific Corp. (a)	45,998	865,222
Edwards Lifesciences Corp. (a)	8,228	725,792
Intuitive Surgical, Inc. (a)	861	517,504
Stryker Corp.	9,017	967,434
Zimmer Biomet Holdings, Inc.	5,940	633,382

		5,602,137

HEALTH CARE PROVIDERS & SERVICES - 1.2%
AmerisourceBergen Corp.	2,580	223,299
Cigna Corp.	7,376	1,012,282
DaVita HealthCare Partners, Inc. (a)	6,464	474,329
Express Scripts Holding Co. (a)	8,351	573,630

		2,283,540

HEALTH CARE TECHNOLOGY - 0.2%
Cerner Corp. (a)	8,234	436,073

HOTELS, RESTAURANTS & LEISURE - 3.9%
Chipotle Mexican Grill, Inc. - Class A (a)	790	372,066
Marriott International, Inc. - Class A (a)	5,438	387,077
McDonald’s Corp.	12,500	1,571,000
Royal Caribbean Cruises Ltd.	26,648	2,189,133
Starbucks Corp.	35,185	2,100,545
Starwood Hotels & Resorts Worldwide, Inc.	3,900	325,377
Yum! Brands, Inc.	6,767	553,879

		7,499,077

HOUSEHOLD DURABLES - 0.3%
Newell Rubbermaid, Inc.	5,175	229,200
Whirlpool Corp.	1,667	300,627

		529,827

HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Co.	16,612	1,173,638
Kimberly-Clark Corp.	6,569	883,596
Procter & Gamble Co.	21,335	1,756,084

		3,813,318

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
INDUSTRIAL CONGLOMERATES - 2.0%
3M Co.	13,327	$2,220,678
Roper Technologies, Inc. (a)	8,805	1,609,290

		3,829,968

INSURANCE - 1.0%
Aflac, Inc.	4,154	262,283
Aon plc	6,821	712,453
Chubb Corp.	2,780	331,237
Prudential Financial, Inc.	4,176	301,591
Travelers Cos., Inc.	2,642	308,348

		1,915,912

INTERNET & CATALOG RETAIL - 3.8%
Amazon.com, Inc. (a)	8,403	4,988,357
Netflix, Inc. (a)	10,057	1,028,127
Priceline Group, Inc. (a)	1,030	1,327,629

		7,344,113

INTERNET SOFTWARE & SERVICES - 6.0%
Akamai Technologies, Inc. (a)	5,069	281,684
Alphabet, Inc. - Class A (a)	6,657	5,078,625
eBay, Inc. (a)	22,795	543,889
Facebook, Inc. - Class A (a)	49,575	5,656,508

		11,560,706

IT SERVICES - 5.6%
Accenture plc - Class A	7,994	922,508
Automatic Data Processing, Inc.	11,012	987,886
Cognizant Technology Solutions Corp. - Class A (a)	11,980	751,146
Fiserv, Inc. (a)	9,826	1,007,951
International Business Machines Corp.	2,448	370,750
Mastercard, Inc. - Class A	20,125	1,901,812
Paychex, Inc.	5,970	322,440
PayPal Holdings, Inc. (a)	16,367	631,766
Total System Services, Inc.	22,948	1,091,866
Visa, Inc. - Class A	38,164	2,918,783

		10,906,908

LIFE SCIENCES TOOLS & SERVICES - 1.4%
Agilent Technologies, Inc.	5,785	230,532
Illumina, Inc. (a)	1,957	317,249
Thermo Fisher Scientific, Inc.	11,996	1,698,514

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
LIFE SCIENCES TOOLS & SERVICES - 1.4% (Continued)
Waters Corp. (a)	2,874	$379,138

		2,625,433

MACHINERY - 0.4%
Illinois Tool Works, Inc.	6,683	684,606

MEDIA - 4.6%
CBS Corp. - Class B	6,525	359,462
Comcast Corp. - Class A	31,097	1,899,405
Discovery Communications, Inc. - Class A (a)	13,662	391,143
Discovery Communications, Inc. - Class C (a)	13,728	370,656
Omnicom Group, Inc.	8,416	700,464
TEGNA, Inc.	13,339	312,933
Time Warner Cable, Inc.	5,618	1,149,555
Time Warner, Inc.	13,011	943,948
Walt Disney Co.	27,439	2,724,967

		8,852,533

MULTILINE RETAIL - 0.5%
Dollar Tree, Inc. (a)	6,249	515,293
Target Corp.	5,066	416,830

		932,123

OIL, GAS & CONSUMABLE FUELS - 0.9%
California Resources Corp. (a)	258	266
EOG Resources, Inc.	11,562	839,170
Noble Energy, Inc.	9,075	285,046
Occidental Petroleum Corp.	2,758	188,730
Spectra Energy Corp.	8,413	257,438
Williams Cos., Inc.	13,291	213,586

		1,784,236

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The) - Class A	2,155	203,238

PHARMACEUTICALS - 5.6%
AbbVie, Inc.	34,295	1,958,931
Bristol-Myers Squibb Co.	23,108	1,476,139
Eli Lilly & Co.	17,438	1,255,710
Johnson & Johnson	34,868	3,772,718
Merck & Co., Inc.	25,002	1,322,856

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
PHARMACEUTICALS - 5.6% (Continued)
Perrigo Co. plc	8,866	$1,134,227

		10,920,581

PROFESSIONAL SERVICES - 1.5%
Equifax, Inc.	5,634	643,910
Nielsen Holdings plc	35,941	1,892,653
Robert Half International, Inc.	6,317	294,246

		2,830,809

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
American Tower Corp.	10,594	1,084,508
AvalonBay Communities, Inc.	3,510	667,602
Crown Castle International Corp.	11,808	1,021,392
Equity Residential	9,459	709,709
General Growth Properties, Inc.	12,536	372,695
Host Hotels & Resorts, Inc.	16,449	274,698
Public Storage	3,142	866,658
Simon Property Group, Inc.	5,204	1,080,819
Ventas, Inc.	8,540	537,678
Weyerhaeuser Co.	47,429	1,469,350

		8,085,109

ROAD & RAIL - 1.0%
CSX Corp.	20,645	531,609
Kansas City Southern	2,586	220,974
Norfolk Southern Corp.	3,864	321,678
Union Pacific Corp.	12,064	959,691

		2,033,952

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Analog Devices, Inc.	8,337	493,467
Applied Materials, Inc.	18,241	386,344
Broadcom Corp. - Class A	6,964	1,075,938
Intel Corp.	72,837	2,356,277
NVIDIA Corp.	12,980	462,477
Texas Instruments, Inc.	18,499	1,062,213

		5,836,716

SOFTWARE - 8.0%
Activision Blizzard, Inc.	19,487	659,440
Adobe Systems, Inc. (a)	7,977	748,243
Autodesk, Inc. (a)	4,626	269,742
Citrix Systems, Inc. (a)	3,452	271,258

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Shares	Fair Value
COMMON STOCKS - 98.8% (Continued)
SOFTWARE - 8.0% (Continued)
Electronic Arts, Inc. (a)	7,846	$518,699
Intuit, Inc.	6,883	715,901
Microsoft Corp.	166,767	9,210,541
Oracle Corp.	35,196	1,439,868
Red Hat, Inc. (a)	6,307	469,935
salesforce.com, Inc. (a)	13,105	967,542
Symantec Corp.	13,168	242,028

		15,513,197

SPECIALTY RETAIL - 4.3%
AutoZone, Inc. (a)	659	525,019
Bed Bath & Beyond, Inc. (a)	6,116	303,598
Home Depot, Inc.	26,011	3,470,648
L Brands, Inc.	2,519	221,193
Lowe’s Cos., Inc.	17,846	1,351,834
O’Reilly Automotive, Inc. (a)	3,768	1,031,151
Ross Stores, Inc.	9,142	529,322
TJX Cos., Inc.	12,650	991,128

		8,423,893

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.3%
Apple, Inc.	106,785	11,638,497
EMC Corp.	20,933	557,865

		12,196,362

TEXTILES, APPAREL & LUXURY GOODS - 1.1%
NIKE, Inc. - Class B	25,060	1,540,438
VF Corp.	9,543	618,005

		2,158,443

TRADING COMPANIES & DISTRIBUTORS - 0.5%
Fastenal Co.	8,253	404,397
W.W. Grainger, Inc.	2,257	526,851

		931,248

TOTAL COMMON STOCKS (Cost $131,448,020)		$191,533,789

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES - 0.9%
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	0.500%	06/15/16	$1,500,000	$1,500,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	$175,000	$175,000
TOTAL CORPORATE NOTES (Cost $1,675,000)				$1,675,000

TOTAL INVESTMENTS - (Cost (c) $133,123,020 – Unrealized gain/loss $60,085,769) - 99.7%				$193,208,789

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				625,427

NET ASSETS - 100.0%				$193,834,216

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc - Public Liability Company

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

March 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.7%
AEROSPACE & DEFENSE - 1.0%
Hexcel Corp.	10,495	$458,736

BANKS - 12.1%
BancorpSouth, Inc.	33,458	712,990
Bank of the Ozarks, Inc.	20,105	843,807
Capital Bank Financial Corp. - Class A	11,555	356,472
Columbia Banking System, Inc.	28,150	842,248
Hanmi Financial Corp.	28,465	626,799
Home Bancshares, Inc.	19,975	817,976
PrivateBancorp, Inc.	17,060	658,516
SVB Financial Group (a)	4,040	412,282
Texas Capital Bancshares, Inc. (a)	11,090	425,634

		5,696,724

BEVERAGES - 0.3%
National Beverage Corp. (a)	3,220	136,270

BUILDING PRODUCTS - 2.0%
Apogee Enterprises, Inc.	9,540	418,711
PGT, Inc. (a)	51,100	502,824

		921,535

CAPITAL MARKETS - 1.8%
BGC Partners, Inc. - Class A	42,940	388,607
HFF, Inc. - Class A	17,190	473,241

		861,848

COMMERCIAL SERVICES & SUPPLIES - 4.6%
Copart, Inc. (a)	5,765	235,039
Healthcare Services Group, Inc.	29,720	1,093,993
Multi-Color Corp.	4,270	227,804
Ritchie Bros. Auctioneers, Inc.	22,395	606,457

		2,163,293

COMMUNICATIONS EQUIPMENT - 2.0%
Ciena Corp. (a)	15,485	294,525
Infinera Corp. (a)	41,090	659,905

		954,430

CONSTRUCTION & ENGINEERING - 1.5%
EMCOR Group, Inc.	6,975	338,985

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

	Shares	Fair Value
COMMON STOCKS - 90.7% (Continued)
CONSTRUCTION & ENGINEERING - 1.5% (Continued)
MasTec, Inc. (a)	17,265	$349,444

		688,429

CONSTRUCTION MATERIALS - 1.9%
Headwaters, Inc. (a)	19,134	379,619
Summit Materials, Inc. - Class A (a)	27,491	534,700

		914,319

DISTRIBUTORS - 2.6%
Pool Corp.	13,885	1,218,270

FOOD & STAPLES RETAILING - 1.2%
Sprouts Farmers Market, Inc. (a)	18,760	544,790

FOOD PRODUCTS - 3.1%
Post Holdings, Inc. (a)	13,005	894,354
TreeHouse Foods, Inc. (a)	6,570	569,947

		1,464,301

HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
Cantel Medical Corp.	9,080	647,949
Cynosure, Inc. - Class A (a)	15,515	684,522
LDR Holding Corp. (a)	23,760	605,642
Neogen Corp. (a)	11,020	554,857

		2,492,970

HEALTH CARE PROVIDERS & SERVICES - 3.0%
Acadia Healthcare Co., Inc. (a)	9,605	529,332
Aceto Corp.	21,815	513,961
HealthEquity, Inc. (a)	14,980	369,557

		1,412,850

HEALTH CARE TECHNOLOGY - 1.0%
Omnicell, Inc. (a)	17,490	487,446

HOTELS, RESTAURANTS & LEISURE - 1.8%
Popeye’s Louisiana Kitchen, Inc. (a)	8,405	437,564
Zoe’s Kitchen, Inc. (a)	10,690	416,803

		854,367

INTERNET SOFTWARE & SERVICES - 4.6%
Criteo SA - ADR (a)	17,945	743,282
Demandware, Inc. (a)	14,430	564,213
LogMeIn, Inc. (a)	8,890	448,590

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

	Shares	Fair Value
COMMON STOCKS - 90.7% (Continued)
INTERNET SOFTWARE & SERVICES - 4.6% (Continued)
SPS Commerce, Inc. (a)	8,880	$381,307

		2,137,392

IT SERVICES - 2.3%
Acxiom Corp. (a)	10,640	228,122
Euronet Worldwide, Inc. (a)	11,690	866,346

		1,094,468

LIFE SCIENCES TOOLS & SERVICES - 5.5%
Cambrex Corp. (a)	11,220	493,680
Charles River Laboratories International, Inc. (a)	9,735	739,276
PRA Health Sciences, Inc. (a)	11,740	502,003
VWR Corp. (a)	31,440	850,766

		2,585,725

MACHINERY - 1.9%
Barnes Group, Inc.	10,940	383,228
John Bean Technologies Corp.	2,360	133,128
Toro Co.	4,470	384,956

		901,312

MEDIA - 1.3%
EW Scripps Co. - Class A	38,355	597,954

MULTILINE RETAIL - 1.6%
Burlington Stores, Inc. (a)	13,480	758,115

OIL, GAS & CONSUMABLE FUELS - 2.0%
Diamondback Energy, Inc. (a)	4,165	321,455
Parsley Energy, Inc. - Class A (a)	5,985	135,261
PDC Energy, Inc. (a)	8,405	499,677

		956,393

PHARMACEUTICALS - 1.4%
Akorn, Inc. (a)	27,037	636,181

PROFESSIONAL SERVICES - 1.5%
FTI Consulting, Inc. (a)	19,705	699,725

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2%
CubeSmart	23,185	772,060
Sovran Self Storage, Inc.	8,955	1,056,242

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

	Shares	Fair Value
COMMON STOCKS - 90.7% (Continued)
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2% (Continued)
STAG Industrial, Inc.	29,260	$595,734

		2,424,036

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Kennedy-Wilson Holdings, Inc.	22,330	489,027

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Rambus, Inc. (a)	54,080	743,600

SOFTWARE - 10.1%
ACI Worldwide, Inc. (a)	35,205	731,912
Callidus Software, Inc. (a)	28,005	467,123
Fair Isaac Corp.	4,360	462,552
Guidewire Software, Inc. (a)	9,005	490,592
Interactive Intelligence Group, Inc. (a)	15,855	577,439
Manhattan Associates, Inc. (a)	9,755	554,767
Proofpoint, Inc. (a)	9,810	527,582
Take-Two Interactive Software, Inc. (a)	24,650	928,566

		4,740,533

SPECIALTY RETAIL - 1.9%
Monro Muffler Brake, Inc.	12,465	890,874

TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Columbia Sportswear Co.	5,985	359,639

TRADING COMPANIES & DISTRIBUTORS - 2.8%
MSC Industrial Direct Co., Inc. - Class A	4,855	370,485
Watsco, Inc.	6,950	936,443

		1,306,928

TOTAL COMMON STOCKS (Cost $35,014,902)		$42,592,480

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES - 1.0%
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (b) (Cost $450,000)	0.500%	06/15/16	$450,000	$450,000

TOTAL INVESTMENTS - (Cost (c) $35,464,902 – Unrealized gain/loss $7,577,578) - 91.7%				$43,042,480

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%				3,902,142

NET ASSETS - 100.0%				$46,944,622

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2016 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 100.0%
DEBT FUND - 69.4%
Praxis Intermediate Income Fund - Class I (a)	1,354,545	$14,182,087

EQUITY FUNDS - 30.6%
Praxis Growth Index Fund - Class I (a)	116,954	2,096,978
Praxis International Index Fund - Class I (a)	169,645	1,550,551
Praxis Small Cap Fund - Class I (a)(b)	54,083	521,897
Praxis Value Index Fund - Class I (a)	183,126	2,071,161

		6,240,587

TOTAL MUTUAL FUNDS (Cost $18,992,045)		$20,422,674

TOTAL INVESTMENTS - (Cost (c) $18,992,045 – Unrealized gain/loss $1,430,629) - 100.0%		$20,422,674

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%) (d)		(3,388)

NET ASSETS - 100.0%		$20,419,286

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2016 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 99.8%
DEBT FUND - 39.3%
Praxis Intermediate Income Fund - Class I (a)	2,294,748	$24,026,011

EQUITY FUNDS - 60.5%
Praxis Growth Index Fund - Class I (a)	606,772	10,879,419
Praxis International Index Fund - Class I (a)	1,005,677	9,191,885
Praxis Small Cap Fund - Class I (a)(b)	641,773	6,193,114
Praxis Value Index Fund - Class I (a)	949,930	10,743,712

		37,008,130

TOTAL MUTUAL FUNDS (Cost $53,966,220)		$61,034,141

TOTAL INVESTMENTS - (Cost (c) $53,966,220 – Unrealized gain/loss $7,067,921) - 99.8%		$61,034,141

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		114,080

NET ASSETS - 100.0%		$61,148,221

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2016 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 100.0%
DEBT FUND - 19.6%
Praxis Intermediate Income Fund - Class I (a)	941,853	$9,861,203

EQUITY FUNDS - 80.4%
Praxis Growth Index Fund - Class I (a)	640,531	11,484,723
Praxis International Index Fund - Class I (a)	1,100,940	10,062,592
Praxis Small Cap Fund - Class I (a)(b)	790,284	7,626,244
Praxis Value Index Fund - Class I (a)	1,002,889	11,342,677

		40,516,236

TOTAL MUTUAL FUNDS (Cost $42,941,068)		$50,377,439

TOTAL INVESTMENTS - (Cost (c) $42,941,068 – Unrealized gain/loss $7,436,371) - 100.0%		$50,377,439

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%) (d)		(14,690)

NET ASSETS - 100.0%		$50,362,749

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to portfolio of investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

March 31, 2016 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2016, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of March 31, 2016, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of March 31, 2016, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Praxis Intermediate Income Fund Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$11,263,148	$—	$11,263,148
Commercial Mortgage Backed Securities	—	11,009,087	—	11,009,087
Foreign Bonds	—	7,823,736	—	7,823,736
Municipal Bonds	—	12,791,714	—	12,791,714
Corporate Bonds	—	209,369,938	—	209,369,938
Corporate Notes	—	4,200,000	—	4,200,000
U.S. Government Agencies	—	175,803,180	—	175,803,180
Investment Companies	3,249,621	—	—	3,249,621

Total Investments	$3,249,621	$432,260,803	$—	$435,510,424

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

Praxis International Index Fund Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$172,013,363	$—	$—	$172,013,363
Preferred Stocks	637,123	—	—	637,123
Warrants	28	—	—	28
Corporate Notes	—	1,600,000	—	1,600,000

Total Investments	$172,650,514	$1,600,000	$—	$174,250,514

Praxis Value Index Fund Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$133,675,219	$—	$—	$133,675,219
Rights	—	7,028	—	7,028
Corporate Notes	—	1,200,000	—	1,200,000

Total Investments	$133,675,219	$1,207,028	$—	$134,882,247

Praxis Growth Index Fund Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$191,533,789	$—	$—	$191,533,789
Corporate Notes	—	1,675,000	—	1,675,000

Total Investments	$191,533,789	$1,675,000	$—	$193,208,789

Praxis Small Cap Fund Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$42,592,480	$—	$—	$42,592,480
Corporate Notes	—	450,000	—	450,000

Total Investments	$42,592,480	$450,000	$—	$43,042,480

Praxis Genesis Conservative Portfolio Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$20,422,674	$—	$—	$20,422,674

Total Investments	$20,422,674	$—	$—	$20,422,674

Praxis Genesis Balanced Portfolio Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$61,034,141	$—	$—	$61,034,141

Total Investments	$61,034,141	$—	$—	$61,034,141

Praxis Genesis Growth Portfolio Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$50,377,439	$—	$—	$50,377,439

Total Investments	$50,377,439	$—	$—	$50,377,439

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of March 31, 2016:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund
Cost of portfolio investments	$423,085,596	$168,094,819	$114,462,951	$133,123,020	$35,464,902

Gross unrealized appreciation	$15,126,603	$30,291,073	$28,119,794	$63,344,582	$8,585,842
Gross unrealized depreciation	(2,701,775)	(24,135,378)	(7,700,498)	(3,258,813)	(1,008,264)

Net unrealized appreciation on investments	$12,424,828	$6,155,695	$20,419,296	$60,085,769	$7,577,578

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Cost of portfolio investments	$18,992,045	$53,966,220	$42,941,068

Gross unrealized appreciation	$1,535,645	$7,972,843	$8,542,667
Gross unrealized depreciation	(105,016)	(904,922)	(1,106,296)

Net unrealized appreciation on investments	$1,430,629	$7,067,921	$7,436,371

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from March 31, 2016 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
May 27, 2016

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
May 27, 2016